[PHOTO]

Gartmore Millennium Growth Fund

Gartmore Growth Fund

Gartmore Total Return Fund

Gartmore Value Opportunities Fund

Gartmore Growth 20 Fund

Nationwide Family of Funds Semi-Annual Report 2001

[PHOTO]
[NATIONWIDE LOGO]

Nationwide(R)
Family of Funds

[PHOTO]

SEMIANNUAL MESSAGE
TO SHAREHOLDERS
April 30, 2001
Paul J. Hondros
President, Chief Executive Officer
Villanova Capital


    The intense market volatility that began in 2000 continued into the first months of 2001, due in large part to negative earnings expectations. These earnings disappointments were reflected in the performance of major market benchmarks. During the six-month period ended April 30, 2001, the S&P 500 Index dropped 12.07%, while the Nasdaq was down 37.11%.

    In response to the negative market conditions, the Federal Reserve stimulated the economy by easing interest rates four times between January and April 2001 (a fifth rate reduction occurred in May). While the Fed's actions ultimately gave the markets a lift--the S&P 500 was up 7.77% in April--earnings reports will have to improve before investors can consider the economy and the markets truly on the road to recovery.

    The markets' continued volatility has served to remind investors of the advantages of maintaining a diversified portfolio of stocks (growth, value, international) and bonds. By focusing on their investment goals, risk comfort, and time horizon, investors can create an appropriate mix of asset classes and styles, giving them the potential to reduce overall risk, which can lead to more consistent returns.

GLOBAL INVESTMENT RESOURCES
    As a provider of asset management services, we recognize the importance of offering a broad selection of funds that allow investors to fully diversify across a variety of styles and risk mandates. Over the past six months, we have expanded our investment resources and capabilities. We believe these steps position us better to help our clients preserve and grow their investments.

- In 2001, we announced a significant expansion in our investment resources with the combination of THE VILLANOVA CAPITAL AND GARTMORE INVESTMENT MANAGEMENT PLC INVESTMENT TEAMS under the leadership of a SINGLE GLOBAL CHIEF INVESTMENT OFFICER, PETER CHAMBERS. (Gartmore, our London-based affiliate, was acquired by Nationwide Mutual in May 2000.)

- GARTMORE'S U.S. EQUITY TEAM, formerly based in London, HAS JOINED OUR U.S. INVESTMENT TEAM AT OUR SUBURBAN PHILADELPHIA HEADQUARTERS.

- We have also added a number of talented individuals--including PAUL CLUSKEY, a highly regarded health care portfolio manager, AND SEVERAL EXPERIENCED ANALYSTS-- to our portfolio management team.

         This expansion of our investment resources offers significant advantages to our clients:

- ACCESS TO GLOBAL INVESTMENT RESOURCES. As many as 170 investment professionals in the U.S., the U.K., and Asia working to find THE "BEST GLOBAL INVESTMENT IDEAS."

- SHARED INVESTMENT PROCESS. Our investment teams work with a shared goal: TO IDENTIFY UNEXPECTED GROWTH OPPORTUNITIES around the world.

- WORLDWIDE TRADING SYSTEM. Our trading desks, situated around the globe, are well-positioned to seek THE BEST AND MOST TIMELY PRICES IN LOCAL TIME ZONES AND IN LOCAL MARKETS.

[PHOTO]

    With an integrated, expanded investment team, we can now leverage the global expertise of our two organizations to seek superior results for our shareholders.

BROADER INVESTMENT SELECTION FOR U.S. INVESTORS
    Another important aspect of our partnership with Gartmore has been the joint development of innovative, new products for U.S. investors. In 2000, we introduced several growth equity funds that are subadvised by Gartmore Global Partners, Gartmore's U.S. subsidiary. We plan to continue that strategy in the second half of 2001 with the introduction of several new international, sector, concentrated and other specialty portfolios. One specialty area of interest is health care. To head up our efforts in that sector, we hired Paul Cluskey, who had previously been co-lead manager for the Nicholas-Applegate Global Health Care Fund. We believe that health care, medical technology, and biotechnology are critical industries that will continue to present significant investment opportunities for investors in the new millennium.

OUR FUNDS IN REVIEW
    Despite recent turbulent markets, two of our Gartmore domestic equity funds outperformed their benchmarks for the six-month period ended April 30, 2001.

    The GARTMORE VALUE OPPORTUNITIES FUND (formerly the Nationwide Value Opportunities Fund) ended the six-month period ahead of its benchmark, the Russell 2000 Index, by 12 percentage points.*

    The GARTMORE TOTAL RETURN FUND (formerly the Nationwide Fund) ended the six-month period ahead of its benchmark, the S&P 500, by nearly half a percentage point.*

LOOKING AHEAD
    We expect the next few years will offer investors a more challenging investment environment than we saw in the latter part of the 1990s. To prepare for these challenges--and the opportunities that accompany them--we will continue to invest in the people and processes that we believe will deliver global expertise, diversification, and performance to our fund shareholders.

    Whatever the markets hold for us, we remain steadfast in our goal: to provide our fund shareholders with competitive returns on a risk-adjusted basis across a broad range of investment solutions.

    We look forward to continuing to work with our shareholders to help them achieve their investment goals.



/s/ Paul J. Hondros
Paul J. Hondros

--------------------------------------------------------------------------------

*Performance does not reflect sales charge and assumes reinvestment of dividends. For more complete information, including net performance and specific risks associated with the fund, please refer to pages 5-19.

        CONTENTS

        1   Message to Shareholders

        2   Fund Highlights

        5   Gartmore Millennium Growth
            Fund

        8   Gartmore Growth Fund

       11   Gartmore Total Return Fund

       15   Gartmore Value Opportunities
            Fund

       19   Gartmore Growth 20 Fund

       21   Statements of Assets and
            Liabilities

       23   Statements of Operations

       25   Statements of Changes in
            Net Assets

       27   Financial Highlights

       35   Notes to Financial Statements

GARTMORE DOMESTIC EQUITY FUND HIGHLIGHTS
--------------------------------------------------------------------------------

GARTMORE MILLENNIUM GROWTH FUND

INVESTMENT STRATEGY

   The Fund seeks long-term capital appreciation by investing primarily in stocks of growth companies that the manager believes are creating fundamental changes in the economy. The companies tend to be characterized by original or innovative products, services, and/or processes.

PORTFOLIO MANAGER
Aaron Harris

TOP TEN HOLDINGS(*)
(Composite Subject to Change)

AS OF APRIL 30, 2001                        % OF NET ASSETS
--------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.                     1.95%
Oil & Gas
--------------------------------------------------------------------------------
Cox Communications, Inc. Class A                 1.91%
Telecommunications
--------------------------------------------------------------------------------
Dynergy, Inc. Class A                            1.83%
Pipelines
--------------------------------------------------------------------------------
Microsoft Corp.                                  1.81%
Computer Software & Services
--------------------------------------------------------------------------------
Pharmaceutical Holders Trust                     1.77%
Pharmaceuticals
--------------------------------------------------------------------------------
General Dynamics Corp.                           1.71%
Aerospace/Defense
--------------------------------------------------------------------------------
Noble Affiliates, Inc.                           1.65%
Oil & Gas
--------------------------------------------------------------------------------
Apple Computer, Inc.                             1.60%
Computer Equipment
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                         1.59%
Telecommunications Equipment
--------------------------------------------------------------------------------
Nabors Industries, Inc.                          1.58%
Oil & Gas
--------------------------------------------------------------------------------

GARTMORE GROWTH FUND
(Formerly the Nationwide Growth Fund)

INVESTMENT STRATEGY

   The Fund seeks long-term capital appreciation by investing primarily in common stocks of large capitalization companies. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market.

PORTFOLIO MANAGER
Christopher E. Baggini, CFA

TOP TEN HOLDINGS(*)
(Composite Subject to Change)

AS OF APRIL 30, 2001                         % OF NET ASSETS
--------------------------------------------------------------------------------
Pfizer, Inc.                                     6.57%
Drugs
--------------------------------------------------------------------------------
General Electric Co.                             5.72%
Capital Goods
--------------------------------------------------------------------------------
Microsoft Corp.                                  5.42%
Computer Software & Services
--------------------------------------------------------------------------------
Cisco Systems, Inc.                              3.28%
Computer Networking
--------------------------------------------------------------------------------
Qwest Communications International, Inc.         3.14%
Telecommunicatons
--------------------------------------------------------------------------------
Comcast Corp. Class A                            3.12%
Broadcast Media/Cable Television
--------------------------------------------------------------------------------
Target Corp.                                     2.87%
Retail
--------------------------------------------------------------------------------
Flextronics International Ltd.                   2.71%
Electronics
--------------------------------------------------------------------------------
AOL Time Warner, Inc.                            2.14%
Entertainment
--------------------------------------------------------------------------------
Amgen, Inc.                                      2.11%
Drugs
--------------------------------------------------------------------------------

(*)Excludes short-term investments, cash, and cash equivalents.

2 N A T I O N W I D E

                                                                         [PHOTO]
GARTMORE DOMESTIC EQUITY FUND HIGHLIGHTS
--------------------------------------------------------------------------------

GARTMORE TOTAL RETURN FUND
(Formerly the Nationwide Fund)
INVESTMENT STRATEGY

   The Fund seeks total return from a flexible combination of current income and capital appreciation. To achieve this objective, the Fund invests primarily in the common stock and convertible securities of companies with consistent earnings performance.

PORTFOLIO MANAGERS
Charles F. Bath, CFA
William H. Miller

Top Ten Holdings(*)
(Composite Subject to Change)

AS OF APRIL 30, 2001                          % OF NET ASSETS
--------------------------------------------------------------------------------
Fannie Mae                                         3.87%
Mortgage/Asset Backed Obligations
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  3.57%
Oil & Gas
--------------------------------------------------------------------------------
Pfizer, Inc.                                       3.43%
Drugs
--------------------------------------------------------------------------------
Microsoft Corp.                                    2.37%
Computer Software & Services
--------------------------------------------------------------------------------
Nasdaq 100 Share Index                             2.18%
Depositary Receipts
--------------------------------------------------------------------------------
Intel Corp.                                        2.01%
Computer Equipment
--------------------------------------------------------------------------------
Citigroup, Inc.                                    1.87%
Financial/Banks
--------------------------------------------------------------------------------
Wells Fargo Co.                                    1.83%
Financial/Banks
--------------------------------------------------------------------------------
American International Group, Inc.                 1.70%
Insurance
--------------------------------------------------------------------------------
Johnson & Johnson Co.                              1.69%
Health Care
--------------------------------------------------------------------------------



GARTMORE VALUE OPPORTUNITIES FUND
(Formerly the Nationwide Value Opportunities Fund)
INVESTMENT STRATEGY

   The Fund seeks long-term capital appreciation by investing primarily in small capitalization stocks of companies that the portfolio managers consider value companies. The Fund focuses on smaller companies with strong earnings-growth potential, and which the portfolio managers believe have been undervalued by the market.

PORTFOLIO MANAGERS
Mary C. Champagne, CFA, and Jeffrey C. Petherick, CFA, CIC of
NorthPointe Capital LLC, subadviser to the Fund

TOP TEN HOLDINGS(*)
(Composite Subject to Change)

AS OF APRIL 30, 2001                         % OF NET ASSETS
--------------------------------------------------------------------------------
Tidewater, Inc.                                    1.49%
Transportation
--------------------------------------------------------------------------------
Engelhard Corp.                                    1.44%
Diversified Materials & Processing
--------------------------------------------------------------------------------
Newfield Exploration Co                            1.30%
Oil: Crude Producers
--------------------------------------------------------------------------------
Caremark Rx , Inc.                                 1.28%
Health Care Management Services
--------------------------------------------------------------------------------
Questar Corp.                                      1.27%
Utilities: Gas Distributors
--------------------------------------------------------------------------------
Penney (J.C.) Co., Inc.                            1.20%
Retail
--------------------------------------------------------------------------------
Superior Industries International, Inc.            1.20%
Auto Parts: After Market
--------------------------------------------------------------------------------
Owens & Minor, Inc.                                1.18%
Medical & Dental Instruments & Supplies
--------------------------------------------------------------------------------
Mattel, Inc.                                       1.15%
Toys & Games
--------------------------------------------------------------------------------
Quintiles Transnational Corp.                      1.15%
Biotechnological Research & Production
--------------------------------------------------------------------------------

(*)Excludes short-term investments, cash, and cash equivalents.

                                                           N A T I O N W I D E 3

GARTMORE DOMESTIC EQUITY FUND HIGHLIGHTS
--------------------------------------------------------------------------------

GARTMORE GROWTH 20 FUND

INVESTMENT STRATEGY

   The Fund seeks long-term capital appreciation by investing in a concentrated portfolio of stocks whose earnings are expected to grow faster than other companies in the market. The Fund typically focuses on a core group of 20 to 30 common stocks with high growth potential.

PORTFOLIO MANAGERS
Christopher E. Baggini, CFA, and Aaron Harris

TOP TEN HOLDINGS(*)
(Composite Subject to Change)

AS OF APRIL 30, 2001                         % OF NET ASSETS
--------------------------------------------------------------------------------
Nasdaq 100 Share Index                             9.94%
Depositary Receipts
--------------------------------------------------------------------------------
Microsoft Corp.                                    8.72%
Computer Software & Services
--------------------------------------------------------------------------------
Novellus Systems, Inc.                             6.21%
Semiconductors
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                       5.98%
Semiconductors
--------------------------------------------------------------------------------
Quest Software, Inc.                               5.91%
Computer Software & Services
--------------------------------------------------------------------------------
Oni Systems Corp.                                  5.78%
Communications Equipment
--------------------------------------------------------------------------------
Reliant Energy, Inc.                               4.78%
Energy
--------------------------------------------------------------------------------
Sungard Data Systems, Inc.                         4.44%
Computer Software & Services
--------------------------------------------------------------------------------
Pfizer, Inc.                                       4.18%
Health Care
--------------------------------------------------------------------------------
Siebel Systems, Inc.                               4.10%
Computer Software & Services
--------------------------------------------------------------------------------

(*)Excludes short-term investments, cash, and cash equivalents.

4 N A T I O N W I D E

                                                                         [PHOTO]
NATIONWIDE((R)) MUTUAL FUNDS
--------------------------------------------------------------------------------
GARTMORE MILLENNIUM GROWTH FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?

   For the six-month period ended April 30, 2001, the Gartmore
Millennium Growth Fund returned -44.28%(a)versus -27.99% for the Russell Midcap Growth Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
   Our overweighting in tech and our emphasis on tech stocks with strong earnings growth rates hurt our performance during the six- month period. The market favored severely beaten-down stocks and was not kind to stocks with higher growth rates. Tech industries that hurt performance included networking equipment and software providers. We are currently focusing on cable companies and interactive entertainment industry stocks such as Electronic Arts within the tech space.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?++
   Major contributors included Calpine Corporation, whose power gen-eration facilities benefited from the energy shortage; Electronic Arts, which is capitalizing on the strong demand for video games; RF Micro Devices, the radio-frequency device maker; Amerada Hess, whose strong production was boosted by high oil and gas prices; and Genzyme General, whose therapeutic testing products are instrumental in the discovery process leading the biotech revolution.

WHAT IS YOUR VIEW OF THE MARKET-AND YOUR FUND'S POSITION-GOING FORWARD?
   We are currently diversifying in industries/sectors that offer revenue streams resistant to recession, such as basic materials, utilities and energy. We have also increased our exposures in financial services and consumer staples. With lower interest rates and a steeper yield curve, financial stocks are positioned for strong growth and energy stocks will benefit from the continuing energy capacity shortage. These moves have significantly reduced the Fund's overall price/earnings ratio and earnings growth rate, which are now below the benchmark.

PORTFOLIO MANAGER:  AARON HARRIS

(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED. THIS FUND'S TOTAL RETURN IS IMPACTED BY INVESTMENT IN IPOS. ADDITIONALLY, THIS INVESTMENT STRATEGY MAY CAUSE THE FUND'S VOLATILITY AND PORTFOLIO TURNOVER PERCENTAGE TO INCREASE. THERE IS NO GUARANTEE THIS STRATEGY WILL ENHANCE FUND PERFORMANCE IN THE FUTURE.

PORTFOLIO MARKET VALUE $36,232,790
April 30, 2001

                                  [PIE CHART]

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS++
++(Subject to Change)

Commercial Paper 3.8%

Common Stock 96.2%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN(+)
(For Periods Ended April 30, 2001)

           CLASS A(*)                    CLASS B(*)
YEARS     W/O SC(**)      W/SC(1)          W/O SC(**)      W/SC(2)

  1          -29.81%         -33.85%         -31.06%         -34.13%
  5            6.03%           4.78%           5.36%           5.12%
  10          10.49%           9.84%          10.14%          10.14%

           CLASS C(*)                    CLASS D
YEARS      W/O SC(**)      W/SC(3)          W/O SC(**)      W/SC(4)

  1          -29.49%         -30.79%         -29.45%         -32.62%
  5            6.15%           5.94%           6.16%           5.19%
  10          10.55%          10.44%          10.56%          10.05%


ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
  (*) THESE RETURNS INCLUDE PERFORMANCE BASED ON CLASS D SHARES, WHICH WAS ACHIEVED PRIOR TO THE CREATION OF CLASS A AND CLASS B (5/11/98) AND CLASS C (3/1/01) SHARES. THESE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO THESE CLASSES OF SHARES, WHICH INCLUDE A 0.25% (CLASS A) OR 1.00% (CLASS B AND CLASS C) 12B-1 FEE. HAD CLASS A, CLASS B OR CLASS C BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PER-FORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THEIR ADDITIONAL EXPENSES.
 (**)  THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE (SC).
  1    A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
  2    A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
       THE CDSC DECLINES TO 0% AFTER 6 YEARS.
  3 A 1.00% FRONT-END SALES CHARGE WAS DEDUCTED. A CDSC OF 1.00% WAS ALSO DEDUCTED FROM THE ONE YEAR RETURN BECAUSE IT IS CHARGED WHEN YOU SELL CLASS C SHARES WITHIN THE FIRST YEAR AFTER PURCHASE.
  4    A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.
  +    SEE LEGEND ON INSIDE BACK COVER.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                           N A T I O N W I D E 5

STATEMENT OF INVESTMENTS GARTMORE MILLENNIUM GROWTH FUND
--------------------------------------------------------------------------------
(UNAUDITED)                               APRIL 30, 2001

SHARES         SECURITY                                         VALUE
COMMON STOCK  (100.2%)
--------------------------------------------------------------------------------
ADVERTISING  (1.5%)

      14,900  The Interpublic Group of Companies, Inc.          $   505,855
                                                                 ----------
--------------------------------------------------------------------------------
AEROSPACE / DEFENSE  (1.7%)
       7,700  General Dynamics Corp.                                593,516
                                                                 ----------
--------------------------------------------------------------------------------
AUTO TRUCKS & Parts  (0.5%)
       4,800  Lear Corp.(*)                                         172,800
                                                                 ----------
--------------------------------------------------------------------------------
CHEMICALS - SPECIALTY  (0.9%)

       6,600  Sigma-Aldrich Corp.                                   303,864
                                                                 ----------
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT  (6.8%)

      21,800  Apple Computer, Inc.(*)                               555,682
       4,590  Check Point Software Technologies Ltd.(*)             287,931
      18,500  Dell Computer Corp.(*)                                486,365
       6,700  Lexmark International Group, Inc.(*)                  411,581
      24,700  Palm, Inc.(*)                                         197,847
      13,950  Symbol Technologies, Inc.                             439,425
                                                                 ----------
                                                                  2,378,831
                                                                 ----------
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & Services  (17.2%)

      10,200  Adobe Systems, Inc.                                   458,184
       3,600  Advent Software, Inc.(*)                              201,528
      12,200  BMC Software, Inc.(*)                                 295,118
      13,800  Computer Associates International, Inc.               444,222
       5,600  Electronic Arts, Inc.(*)                              317,072
      10,600  Manugistics Group, Inc.(*)                            359,552
       8,100  Mercury Interactive Corp.(*)                          535,815
       4,500  Micromuse, Inc.(*)                                    222,750
       9,310  Microsoft Corp.(*)                                    630,752
       5,800  NVIDIA Corp.(*)                                       483,140
      10,100  Peoplesoft, Inc.(*)                                   374,104
      16,200  Peregrine Systems, Inc.(*)                            417,636
       9,600  Precise Software Solutions Ltd.(*)                    226,080
      10,100  Rational Software Corp.(*)                            244,521
       9,500  Siebel Systems, Inc.(*)                               433,010
       5,700  VERITAS Software Corp.(*)                             339,777
                                                                 ----------
                                                                  5,983,261
                                                                 ----------
--------------------------------------------------------------------------------
DATA PROCESSING SERVICES  (0.4%)

       7,600  eFunds Corp.(*)                                       148,200
                                                                 ----------
--------------------------------------------------------------------------------
DRUGS  (6.9%)

       9,600  AmeriSource Health Corp. Class A(*)                   518,399
       6,400  Biogen, Inc.(*)                                       413,824
       6,300  Cardinal Health, Inc.                                 424,620
       7,500  Forest Laboratories, Inc.(*)                          458,625
      12,600  IVAX Corp.(*)                                         504,630
       2,300  MedImmune, Inc.(*)                                     90,045
                                                                 ----------
                                                                  2,410,143
                                                                 ----------

SHARES           SECURITY                                      VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
ELECTRIC SERVICES  (2.9%)

       3,300  Calpine Corp.(*)                                  $   188,067
       2,300  Dominion Resources, Inc.                              157,527
       6,100  Duke Energy Corp.                                     285,236
       9,430  Mirant Corp.(*)                                       384,744
                                                                 ----------
                                                                  1,015,574
                                                                 ----------
--------------------------------------------------------------------------------
ELECTRONICS  (2.3%)

       6,300  Gentex Corp.(*)                                       170,100
       3,300  L-3 Communications Holdings, Inc.(*)                  254,925
      12,500  Sanmina Corp.(*)                                      364,375
                                                                 ----------
                                                                    789,400
                                                                 ----------
--------------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS  (4.8%)

       4,400  Capital One Financial Corp.                           276,584
       5,700  Household International, Inc.                         364,914
       5,800  Providian Financial Corp.                             309,140
       5,200  Regions Financial Corp.                               158,340
       9,900  Synovus Financial Corp.                               284,922
       5,200  The Bear Stearns Companies, Inc.                      261,560
                                                                 ----------
                                                                  1,655,460
                                                                 ----------
--------------------------------------------------------------------------------
HEALTH CARE  (0.5%)

       1,740  Wellpoint Health Networks, Inc.(*)                    170,955
                                                                 ----------
--------------------------------------------------------------------------------
HOTELS & Motels  (1.4%)

      11,940  Extended Stay America, Inc.(*)                        189,249
       8,250  Starwood Hotels & Resorts Worldwide                   297,743
                                                                 ----------
                                                                    486,992
                                                                 ----------
--------------------------------------------------------------------------------
INTERNET SERVICE PROVIDERS  (3.4%)

      10,060  eBay, Inc.(*)                                         507,829
      14,400  ONI Systems Corp.(*)                                  517,392
       4,800  Openware Systems, Inc.(*)                             166,128
                                                                 ----------
                                                                  1,191,349
                                                                 ----------
--------------------------------------------------------------------------------
MANUFACTURING  (2.6%)

      11,700  Dover Corp.                                           457,119
      19,700  Masco Corp.                                           453,100
                                                                 ----------
                                                                    910,219
                                                                 ----------
--------------------------------------------------------------------------------
MEDICAL - BIOMEDICAL / GENETIC  (2.8%)

       4,800  Genentech, Inc.(*)                                    252,000
       2,270  Genzyme Corp.(*)                                      247,362
       1,100  Human Genome Sciences, Inc.(*)                         70,653
      10,830  Millenium Pharmaceuticals, Inc.(*)                    402,876
                                                                 ----------
                                                                    972,891
                                                                 ----------

6 N A T I O N W I D E            CONTINUED

                                                                         [PHOTO]

STATEMENT OF INVESTMENTS GARTMORE MILLENNIUM GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                               APRIL 30, 2001

SHARES           SECURITY                                        VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
OIL & GAS  (12.3%)

       7,730  Arch Coal, Inc.                                   $   239,244
       2,350  BJ Services Co.(*)                                    193,288
       8,400  CNOOC Ltd. ADR(*)                                     160,944
       9,410  Cross Timbers Oil Co.                                 255,482
      10,300  Encore Acquisition Co.(*)                             148,835
       6,100  Enron Corp.                                           382,592
       7,200  Halliburton Co.                                       311,112
       9,210  Nabors Industries, Inc.(*)                            549,100
      12,900  Newpark Resources, Inc.(*)                            119,583
      13,200  Noble Affiliates, Inc.                                573,803
       3,200  Smith International, Inc.(*)                          259,808
       5,200  Spinnaker Exploration Co.(*)                          236,600
       4,310  Sunoco, Inc.                                          163,866
      12,500  Transocean Sedco Forex, Inc.                          678,499
                                                                 ----------
                                                                  4,272,756
                                                                 ----------
--------------------------------------------------------------------------------
PHARMACEUTICALS  (1.8%)

       6,200  Pharmaceutical Holders Trust                          615,660
                                                                 ----------
--------------------------------------------------------------------------------
PIPELINES  (2.8%)

      11,000  Dynergy, Inc. Class A                                 636,350
       4,800  El Paso Corp.                                         330,240
                                                                 ----------
                                                                    966,590
                                                                 ----------
--------------------------------------------------------------------------------
RETAIL  (3.8%)

       5,410  Charlotte Russe Holding, Inc.(*)                      185,834
      16,300  Consolidated Stores Corp.(*)                          179,300
       8,300  Kohl's Corp.(*)                                       506,798
      27,500  Staples, Inc.(*)                                      447,425
                                                                 ----------
                                                                  1,319,357
                                                                 ----------
--------------------------------------------------------------------------------
RETAIL / FOOD & Drug  (2.3%)

       8,400  Costco Wholesale Corp.(*)                             293,412
      15,100  Smithfield Foods, Inc.(*)                             517,175
                                                                 ----------
                                                                    810,587
                                                                 ----------
--------------------------------------------------------------------------------
RETAIL / RESTAURANT  (1.2%)

      12,500  O'Charley's, Inc.(*)                                  246,250
       8,800  Starbucks Corp.(*)                                    170,280
                                                                 ----------
                                                                    416,530
                                                                 ----------
--------------------------------------------------------------------------------
SEMICONDUCTORS  (6.6%)

      12,060  Advanced Micro Devices, Inc.(*)                       373,860
      22,400  Atmel Corp.(*)                                        311,136
       7,400  KLA-Tencor Corp.(*)                                   406,704
      13,200  Micrel, Inc.(*)                                       448,272
       1,300  Micron Technology, Inc.(*)                             58,994
       4,300  Novellus Systems, Inc.(*)                             237,145
       4,600  QLogic Corp.(*)                                       197,294
       9,300  TriQuint Semiconductor, Inc.(*)                       269,979
                                                                 ----------
                                                                  2,303,384
                                                                 ----------

SHARES           SECURITY                   VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
STEEL  (1.4%)

       4,850  Nucor Corp.                                       $   246,041
      12,720  USX-U.S. Steel Group                                  234,175
                                                                 ----------
                                                                    480,216
                                                                 ----------
--------------------------------------------------------------------------------
STORAGE / WAREHOUSING  (1.0%)

      11,500  Mobile Mini, Inc.(*)                                  340,400
                                                                 ----------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS  (5.0%)

       5,100  Centillium Communications, Inc.(*)                    141,780
       7,400  Clear Channel Communications, Inc.(*)                 412,920
       7,630  Comcast Corp. Special Class A(*)                      335,033
      14,550  Cox Communications, Inc. Class A(*)                   662,171
      12,300  Nextel Communications, Inc. Class A(*)                199,875
                                                                 ----------
                                                                  1,751,779
                                                                 ----------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT  (5.4%)

       8,600  Linear Technology Corp.                               413,144
       8,900  Nokia Corp. ADR                                       304,291
       5,710  QUALCOMM, Inc.(*)                                     327,526
       9,300  RF Micro Devices, Inc.(*)                             273,234
       9,600  Scientific-Atlanta, Inc.                              554,208
                                                                 ----------
                                                                  1,872,403
                                                                 ----------
TOTAL COMMON STOCK                                               34,838,972
                                                                 ----------

PRINCIPAL        SECURITY                   VALUE
SHORT-TERM DEBT  (4.0%)
--------------------------------------------------------------------------------
COMMERCIAL PAPER  (4.0%)

$1,394,000   Citigroup, Inc., 4.70%, 05/01/01                     1,393,818
                                                                 ----------
TOTAL SHORT-TERM DEBT                                             1,393,818
                                                                 ----------
TOTAL INVESTMENTS (COST $35,804,354) (a)  -  (104.2%)            36,232,790
LIABILITIES IN EXCESS OF OTHER ASSETS -  (-4.2%)                 (1,476,522)
                                                                 ----------
TOTAL NET ASSETS -  (100.0%)                                    $34,756,268
                                                               ============

------------------------------------------------------------
(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS
      FOLLOWS:
      UNREALIZED APPRECIATION                 $2,417,282
      UNREALIZED DEPRECIATION                 (1,988,846)
                                              ----------
      NET UNREALIZED APPRECIATION             $  428,436
                                              ==========
(*) DENOTES A NON-INCOME PRODUCING SECURITY.

ADR-- AMERICAN DEPOSITORY RECEIPT

SEE NOTES TO FINANCIAL STATEMENTS.

                                                           N A T I O N W I D E 7

NATIONWIDE((R)) MUTUAL FUNDS
--------------------------------------------------------------------------------

GARTMORE GROWTH FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?
   For the six-month period ended April 30, 2001, the Gartmore Growth Fund (formerly the Nationwide Growth Fund) returned -33.92%(a) versus -26.43% for the Russell 1000 Growth Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
   Large-cap, high-growth, leadership stocks retreated sharply during this period. Every sector within the Russell 1000 Growth Index was down, except for the materials and processing and integrated oil sectors, which have small weightings in the Index. The profit recession was epidemic in the first quarter of 2001 as negative pre-announcements hit record numbers. Our high growth tech stocks hurt performance from October to March, but rallied in April, leading to outperformance for the month.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?++
   Performance was helped by our overweighted position in financial services, the performance of specific financial services securities, and our selections in the health care and utility sectors. For example, Duke Energy capitalized on the energy shortage, and Providian Financial Corporation fared well with lower interest rates. Our top contributors included Microsoft, which was able to beat earnings estimates in a difficult economic environment; Target, which offers an upscale alternative to WalMart's supercenters; AOL Time Warner, the media powerhouse; and Advanced Micro Devices, whose chips rival Intel's.

WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S POSITION--GOING FORWARD?
   The portfolio is well positioned to take advantage of stronger economic growth in the second half of 2001. We are finding strong revenue and earnings growth in health care, energy and financials, and we believe we are near a turn in the consumer cycle. In this environment, we have added to our holdings in Johnson & Johnson, Duke Energy, Fifth Third Bancorp and Home Depot. Additionally, we have restructured the technology portion of the portfolio by increasing the positions within software while reducing the positions within telecommunications and semiconductors. Regardless of the cycle, we still have to find the best growth companies. The portfolio will become more diversified, as most industries will no longer experience the rate of growth they experienced in 1999 and 2000.

PORTFOLIO MANAGER:  CHRISTOPHER BAGGINI, CFA

(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $526,080,371
APRIL 30, 2001

                                  [PIE CHART]

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS++
++(Subject to Change)

Short-Term Debt  1.1%

Common Stock  98.9%


AVERAGE ANNUAL (COMPOUND) TOTAL RETURN(+)
(For Periods Ended April 30, 2001)

          CLASS A(*)                     CLASS B(*)
YEARS     W/O SC(**)      W/SC(1)          W/O SC(**)      W/SC(2)

  1          -38.63%         -42.14%         -39.98%         -42.20%
  5            2.46%           1.26%           1.75%           1.55%
  10           8.25%           7.61%           7.87%           7.87%

          CLASS C(*)                     CLASS D
YEARS     W/O SC(**)      W/SC(3)          W/O SC(**)      W/SC(4)

  1          -38.44%         -39.48%         -38.42%         -41.19%
  5            2.58%           2.38%           2.59%           1.64%
  10           8.31%           8.20%           8.32%           7.82%

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
  (*) THESE RETURNS INCLUDE PERFORMANCE BASED ON CLASS D SHARES, WHICH WAS ACHIEVED PRIOR TO THE CREATION OF CLASS A AND CLASS B (5/11/98) AND CLASS C (3/1/01) SHARES. THESE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO THESE CLASSES OF SHARES, WHICH INCLUDE A 0.25% (CLASS A) OR 1.00% (CLASS B AND CLASS C) 12B-1 FEE. HAD CLASS A, CLASS B OR CLASS C BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THEIR ADDITIONAL EXPENSES.
 (**)  THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE (SC).
  1    A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
  2    A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
       THE CDSC DECLINES TO 0% AFTER 6 YEARS.
  3 A 1.00% FRONT-END SALES CHARGE WAS DEDUCTED. A CDSC OF 1.00% WAS ALSO DEDUCTED FROM THE ONE YEAR RETURN BECAUSE IT IS CHARGED WHEN YOU SELL CLASS C SHARES WITHIN THE FIRST YEAR AFTER PURCHASE.
  4    A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.
  +    SEE LEGEND ON INSIDE BACK COVER.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.



8 N A T I O N W I D E

STATEMENT OF INVESTMENTS GARTMORE GROWTH FUND                        [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                       APRIL 30, 2001

SHARES           SECURITY                                     VALUE
COMMON STOCK  (100.0%)
--------------------------------------------------------------------------------
AEROSPACE / DEFENSE  (0.6%)

   74,000    Goodrich (B.F.) Co.                              $  2,915,600
                                                               -----------
--------------------------------------------------------------------------------
AUTOMOBILES & TRUCKS  (0.0%)

    6,902    Ford Motor Co.                                        203,471
                                                               -----------
--------------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION  (4.1%)

  376,000    Comcast Corp. Class A(*)                           16,224,400
  100,000    Viacom, Inc. Class B(*)                             5,206,000
                                                               -----------
                                                                21,430,400
                                                               -----------
--------------------------------------------------------------------------------
CAPITAL GOODS  (6.8%)

  613,700    General Electric Co.                               29,782,861
    1,533    Minnesota Mining & Manufacturing Co.                  182,442
  100,300    Tyco International Ltd.                             5,353,011
                                                               -----------
                                                                35,318,314
                                                               -----------
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT  (5.2%)

   33,000    CIENA Corp.(*)                                      1,816,980
   65,500    Comverse Technology, Inc.(*)                        4,486,750
  344,790    JDS Uniphase Corp.(*)                               7,375,058
  242,300    Lucent Technologies, Inc.                           2,425,423
   43,000    ONI Systems Corp.(*)                                1,544,990
  123,500    QUALCOMM, Inc.(*)                                   7,083,960
   44,300    Scientific-Atlanta, Inc.                            2,557,439
                                                               -----------
                                                                27,290,600
                                                               -----------
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY  (0.6%)

   52,700    Check Point Software Technologies Ltd.(*)           3,305,871
                                                               -----------
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT  (8.7%)

  464,700    Compaq Computer Corp.                               8,132,250
  182,400    Dell Computer Corp.(*)                              4,795,296
  260,800    EMC Corp.(*)                                       10,327,680
  162,550    Extreme Networks, Inc.(*)                           5,347,895
   40,800    Hewlett-Packard Co.                                 1,159,944
   90,020    International Business Machines Corp.              10,364,903
  311,600    Sun Microsystems, Inc.(*)                           5,334,592
                                                               -----------
                                                                45,462,560
                                                               -----------
--------------------------------------------------------------------------------
COMPUTER NETWORKING  (3.3%)

1,005,200    Cisco Systems, Inc.(*)                             17,068,296
                                                               -----------
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & Services  (13.8%)

  172,000    Computer Associates International, Inc.             5,536,680
   41,700    Electronic Data Systems Corp.                       2,689,650
  109,100    Manugistics Group, Inc.(*)                          3,700,672
   67,000    Mercury Interactive Corp.(*)                        4,432,050
  416,500    Microsoft Corp.(*)                                 28,217,875
  282,600    Oracle Corp.(*)                                     4,566,816
  152,600    Siebel Systems, Inc.(*)                             6,955,508
  100,000    Sungard Data Systems, Inc.(*)                       5,527,000
  171,360    VERITAS Software Corp.(*)                          10,214,770
                                                               -----------
                                                                71,841,021
                                                               -----------
--------------------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS  (0.0%)

    7,747    Sherwin-Williams Co.                                  162,532
                                                               -----------



SHARES           SECURITY                                        VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES  (0.0%)

    1,976    Procter & Gamble Co.                                 $118,659
                                                               -----------

--------------------------------------------------------------------------------
DRUGS  (14.8%)

    4,383    Abbott Laboratories                                   203,284
    3,199    American Home Products Corp.                          184,742
  179,300    Amgen, Inc.(*)                                     10,962,402
   52,500    Cardinal Health, Inc.                               3,538,500
   90,500    Forest Laboratories, Inc.(*)                        5,534,075
   50,100    Genentech, Inc.(*)                                  2,630,250
   63,870    MedImmune, Inc.(*)                                  2,500,511
  138,690    Merck & Co., Inc.                                  10,536,279
  789,750    Pfizer, Inc.                                       34,196,175
  114,700    Pharmacia & Upjohn, Inc.                            5,994,222
                                                               -----------
                                                                76,280,440
                                                               -----------
--------------------------------------------------------------------------------
ELECTRONICS  (3.8%)

  107,500    Celestica, Inc.(*)                                  5,493,250
    2,574    Emerson Electric Co.                                  171,557
  524,900    Flextronics International Ltd.(*)                  14,114,561
                                                               -----------
                                                                19,779,368
                                                               -----------
--------------------------------------------------------------------------------
ENTERTAINMENT  (2.2%)

  220,000    AOL Time Warner, Inc.(*)                           11,110,000
    5,262    The Walt Disney Co.                                   159,176
                                                               -----------
                                                                11,269,176
                                                               -----------
--------------------------------------------------------------------------------
FINANCIAL / BANKS  (2.8%)

    3,230    Bank of America Corp.                                 180,880
    3,030    Bank of New York Co., Inc.                            152,106
  115,000    Citigroup, Inc.                                     5,652,250
   52,000    Fifth Third Bancorp                                 2,795,520
    6,131    U.S. Bancorp                                          129,855
  125,700    Wells Fargo Co.                                     5,904,129
                                                               -----------
                                                                14,814,740
                                                               -----------
--------------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS  (2.6%)

    3,723    American Express Co.                                  158,004
   33,000    Fannie Mae                                          2,648,580
  100,000    Merrill Lynch & Co., Inc.                           6,170,000
    2,580    Morgan Stanley Dean Witter & Co.                      161,998
   80,650    Providian Financial Corp.                           4,298,645
                                                               -----------
                                                                13,437,227
                                                               -----------
--------------------------------------------------------------------------------
FOOD / BEVERAGE & Related  (1.4%)

    3,169    Anheuser-Busch Cos., Inc.                             126,728
  159,800    PepsiCo, Inc.                                       7,000,838
    3,365    Philip Morris Cos., Inc.                              168,620
                                                               -----------
                                                                 7,296,186
                                                               -----------
--------------------------------------------------------------------------------
HEALTH CARE  (2.5%)

   75,670    Johnson & Johnson Co.                               7,300,642
   55,400    Stryker Corp.                                       3,284,666
   23,000    Wellpoint Health Networks, Inc.(*)                  2,259,750
                                                               -----------
                                                                12,845,058
                                                               -----------




                               CONTINUED                 N A T I O N W I D E  9

STATEMENT OF INVESTMENTS GARTMORE GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                                        VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
HOTELS / MOTELS  (0.7%)

   75,000    Marriott International, Inc. Class A              $ 3,441,000
                                                               -----------
--------------------------------------------------------------------------------
INSURANCE  (0.1%)

    2,993    American International Group, Inc.                    244,827
    2,186    The Chubb Corp.                                       145,916
                                                                ----------
                                                                   390,743
                                                                ----------
--------------------------------------------------------------------------------
OIL & GAS  (0.2%)

    6,422    Baker Hughes, Inc.                                    252,320
    3,690    Exxon Mobil Corp.                                     326,934
    3,086    Kerr-Mcgee Corp.                                      221,112
    4,816    Unocal Corp.                                          183,779
                                                                ----------
                                                                   984,145
                                                                ----------
--------------------------------------------------------------------------------
PRINTING & PUBLISHING  (0.0%)

    2,298    McGraw-Hill Cos., Inc. (The)                          148,864
                                                                ----------
--------------------------------------------------------------------------------
RESTAURANTS  (0.0%)

    4,540    McDonald's Corp.                                      124,850
                                                                ----------
--------------------------------------------------------------------------------
RETAIL  (7.5%)

   86,850    Costco Wholesale Corp.(*)                           3,033,671
  256,000    Gap, Inc.                                           7,093,760
  207,400    Home Depot, Inc.                                    9,768,540
  388,800    Target Corp.                                       14,949,359
    5,447    Wal-Mart Stores, Inc.                                 281,828
  123,400    Williams-Sonoma, Inc.(*)                            3,710,638
                                                                ----------
                                                                38,837,796
                                                                ----------
--------------------------------------------------------------------------------
SEMICONDUCTORS  (8.0%)

  311,640    Advanced Micro Devices, Inc.(*)                     9,660,840
  250,000    Agere Systems, Inc. Class A(*)                      1,750,000
   89,200    Analog Devices, Inc.(*)                             4,220,052
  257,600    Intel Corp.                                         7,962,416
   46,000    Micron Technology, Inc.(*)                          2,087,480
  116,600    Novellus Systems, Inc.(*)                           6,430,490
   37,900    PMC-Sierra, Inc.(*)                                 1,578,535
   49,100    Texas Instruments, Inc.                             1,900,170
  114,390    TriQuint Semiconductor, Inc.(*)                     3,320,742
   60,000    Xilinx, Inc.(*)                                     2,848,200
                                                                ----------
                                                                41,758,925
                                                                ----------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS  (7.2%)

  400,000    Qwest Communications International, Inc.(*)        16,360,000
  121,300    SBC Communications, Inc.                            5,003,625
  254,023    Sprint Corp. (PCS Group)(*)                         6,510,609
   81,900    Time Warner Telecom, Inc.(*)                        4,148,235
    3,883    Verizon Communications, Inc.                          213,837
  292,100    Worldcom, Inc.(*)                                   5,330,825
                                                                ----------
                                                                37,567,131
                                                                ----------
--------------------------------------------------------------------------------
UTILITIES  (3.1%)

   93,030    Calpine Corp.(*)                                    5,301,780
  124,500    Duke Power Co.                                      5,821,619
   99,390    Reliant Energy, Inc.                                4,924,775
                                                               -----------
                                                                16,048,174
                                                               -----------
TOTAL COMMON STOCK                                             520,141,147
                                                               -----------

PRINCIPAL        SECURITY                   VALUE
SHORT-TERM DEBT  (1.1%)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (1.1%)

$5,940,000   Citigroup, Inc., 4.70%, 05/01/01                $   5,939,224
                                                             -------------
TOTAL SHORT-TERM DEBT                                            5,939,224
                                                             -------------
TOTAL INVESTMENTS (COST $528,734,639)(a) - (101.1%)            526,080,371
LIABILITIES IN EXCESS OF OTHER ASSETS - (-1.1%)                 (5,806,496)
                                                             -------------
TOTAL NET ASSETS - (100.0%)                                   $520,273,875
                                                             =============
--------------------------------------------------------------------------------

(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED DEPRECIATION OF SECURITIES AS
      FOLLOWS:
      UNREALIZED APPRECIATION      $ 75,750,587
      UNREALIZED DEPRECIATION       (78,404,855)
                                   ------------
      NET UNREALIZED DEPRECIATION  $ (2,654,268)
                                   ============

(*) DENOTES A NON-INCOME PRODUCING SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.


10 N A T I O N W I D E

                                                                         [PHOTO]

NATIONWIDE((R)) MUTUAL FUNDS
--------------------------------------------------------------------------------

GARTMORE TOTAL RETURN FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?
   For the six-month period ended April 30, 2001, the Gartmore
Total Return Fund (formerly the Nationwide Fund) returned -11.67%(a) versus -12.07% for the S&P 500, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
   The Fund's performance benefitted from its underweighted position in the technology sector, since technology stocks performed very poorly during this period. Several of the cyclical areas of the market performed well in response to the Federal Reserve interest rate cuts. The Fund was helped by its overweighted positions in cyclical groups such as transportation, capital goods, consumer cyclical, and basic materials.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?++
   The Total Return Fund was helped by continued consolidation in the packaged-foods industry. The portfolio held large positions in Quaker Oats and Ralston Purina; both companies announced they were being acquired by larger competitors. Several of the smaller-capitalization cyclical companies in the portfolio, such as Eaton, Maytag, and CSX, also performed well. The portfolio was hurt by the poor performance of several technology stocks, such as Motorola and Oracle, as well as the performance of several of the large-capitalization consumer companies such as Coca-Cola.

WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S POSITION-- GOING FORWARD?
   We are encouraged that the Federal Reserve Board is continuing to reduce interest rates in an attempt to revive the economy. Historically, periods of easing are attractive times to invest in the equities market. We continue to tilt the portfolio toward the smaller-capitalization value sector of the market. We are finding the most attractive opportunities in this sector and anticipate continuing to focus on this area of the market.

PORTFOLIO MANAGERS: CHARLES BATH, CFA, AND WILLIAM MILLER

(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $1,896,727,212
APRIL 30, 2001

                                  [PIE CHART]

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS++
++(Subject to Change)

Depositary Receipts 2.7%
Short-Term Debt 3.3%
Common Stock 94.0%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN(+)
(For Periods Ended April 30, 2001)

         CLASS A(*)                     CLASS B(*)
YEARS    W/O SC(**)       W/SC(1)         W/O SC(**)     W/SC(2)
--------------------------------------------------------------------------------
  1        -10.00%         -15.18%        -10.81%        -13.98%
  5         13.62%          12.29%         13.03%         12.79%
  10        12.79%          12.13%         12.50%         12.50%

         CLASS C(*)                      CLASS D
YEARS    W/O SC(**)       W/SC(3)         W/O SC(**)     W/SC(4)
--------------------------------------------------------------------------------
  1         -9.91%         -11.42%        -9.87%         -13.92%
  5         13.69%          13.47%        13.70%          12.66%
  10        12.82%          12.71%        12.83%          12.31%

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
  (*) THESE RETURNS INCLUDE PERFORMANCE BASED ON CLASS D SHARES, WHICH WAS ACHIEVED PRIOR TO THE CREATION OF CLASS A AND CLASS B (5/11/98) AND CLASS C (3/1/01) SHARES. THESE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO THESE CLASSES OF SHARES, WHICH INCLUDE A 0.25% (CLASS A) OR 1.00% (CLASS B AND CLASS C) 12B-1 FEE. HAD CLASS A, CLASS B OR CLASS C BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THEIR ADDITIONAL EXPENSES.
 (**)  THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.
  1    A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
  2    A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
       THE CDSC DECLINES TO 0% AFTER 6 YEARS.
  3 A 1.00% FRONT-END SALES CHARGE WAS DEDUCTED. A CDSC OF 1.00% WAS ALSO DEDUCTED FROM THE ONE YEAR RETURN BECAUSE IT IS CHARGED WHEN YOU SELL CLASS C SHARES WITHIN THE FIRST YEAR AFTER PURCHASE.
  4    A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.
  +    SEE LEGEND ON INSIDE BACK COVER.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                         N A T I O N W I D E  11

STATEMENT OF INVESTMENTS GARTMORE TOTAL RETURN FUND
--------------------------------------------------------------------------------
(UNAUDITED)                            APRIL 30, 2001

SHARES        SECURITY                                        VALUE
COMMON STOCK  (94.0%)
--------------------------------------------------------------------------------
AEROSPACE / DEFENSE  (1.4%)

  126,526    Boeing Co. (The)                              $    7,819,307
  249,100    Goodrich (B.F.) Co.                                9,814,541
   86,003    Lockheed Martin Corp.                              3,023,865
   47,137    Rockwell International Corp.                       2,122,579
   47,553    United Technologies Corp.                          3,712,938
                                                            -------------
                                                               26,493,230
                                                            -------------
--------------------------------------------------------------------------------
AIRLINES  (0.7%)

   68,900    Delta Air Lines, Inc.                              3,033,667
  525,500    Southwest Airlines Co.                             9,569,355
                                                            -------------
                                                               12,603,022
                                                            -------------
--------------------------------------------------------------------------------
ALUMINUM  (0.5%)

   89,270    Alcan Aluminum Ltd.                                3,972,515
  123,428    Alcoa, Inc.                                        5,109,919
                                                            -------------
                                                                9,082,434
                                                            -------------
--------------------------------------------------------------------------------
AUTOMOBILES  (0.5%)

  342,600    Ford Motor Co.                                    10,099,848
                                                            -------------
--------------------------------------------------------------------------------
BEVERAGES / ALCOHOLIC  (1.5%)

  691,900    Anheuser-Busch Cos., Inc.                         27,669,081
                                                            -------------
--------------------------------------------------------------------------------
BEVERAGES / SOFT DRINK  (2.0%)

  179,500    Coca-Cola Co.                                      8,291,105
  690,300    PepsiCo, Inc.                                     30,242,043
                                                            -------------
                                                               38,533,148
                                                            -------------
--------------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION  (0.6%)

   64,300    Clear Channel Communications, Inc.(*)       .      3,587,940
   69,400    Comcast Corp. Special Class A(*)                   3,047,354
   91,900    Viacom, Inc. Class B(*)                            4,784,314
                                                            -------------
                                                               11,419,608
                                                            -------------
--------------------------------------------------------------------------------
CAPITAL GOODS  (4.6%)

  187,990    Cummins Engine, Inc.                               7,782,786
   44,940    Deere & Co.                                        1,845,686
  222,900    Dover Corp.                                        8,708,703
  274,350    Eaton Corp.                                       20,194,904
  191,700    Minnesota Mining & Manufacturing Co.              22,814,216
  142,600    PACCAR, Inc.                                       6,918,952
  376,400    Pall Corp.                                         8,834,108
  208,900    Parker-Hannifin Corp.                              9,738,918
                                                            -------------
                                                               86,838,273
                                                            -------------
--------------------------------------------------------------------------------
CHEMICALS  (1.1%)

  118,523    Dow Chemical Co.                                   3,964,594
  174,165    E.I. du Pont de Nemours and Co.                    7,870,516
  258,700    Ecolab, Inc.                                       9,786,622
                                                            -------------
                                                               21,621,732
                                                            -------------
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT  (1.4%)

  134,192    Corning, Inc.                                      2,948,198
  140,308    JDS Uniphase Corp.(*)                              3,001,188
  645,193    Lucent Technologies, Inc.                          6,458,382


SHARES        SECURITY                                           VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT (CONTINUED)

  259,414    Motorola, Inc.                                $    4,033,888
  531,953    Nortel Networks Corp. ADR                          8,138,881
   39,200    Tellabs, Inc.(*)                                   1,376,312
                                                            -------------
                                                               25,956,849
                                                            -------------
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT  (5.3%)

  154,800    Compaq Computer Corp.                              2,709,000
  401,500    EMC Corp.(*)                                      15,899,400
  428,678    Hewlett-Packard Co.                               12,187,316
1,229,841    Intel Corp.                                       38,014,385
  277,012    International Business Machines Corp.             31,895,162
                                                            -------------
                                                              100,705,263
                                                            -------------
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & Services  (5.0%)

   27,400    Automatic Data Processing, Inc.                    1,486,450
1,416,576    Cisco Systems, Inc.(*)                            24,053,460
   99,400    Computer Associates International, Inc.            3,199,686
  661,832    Microsoft Corp.(*)                                44,839,119
  510,108    Oracle Corp.(*)                                    8,243,345
   24,000    Siebel Systems, Inc.(*)                            1,093,920
  631,624    Sun Microsystems, Inc.(*)                         10,813,403
   17,500    VERITAS Software Corp.(*)                          1,043,175
                                                            -------------
                                                               94,772,558
                                                            -------------
--------------------------------------------------------------------------------
CONGLOMERATES  (0.9%)

  215,800    Ingersoll-Rand Co.                                10,142,600
  116,234    Tyco International Ltd.                            6,203,409
                                                            -------------
                                                               16,346,009
                                                            -------------
--------------------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS  (2.4%)

  224,900    Centex Corp.                                       9,704,435
  775,700    Masco Corp.                                       17,841,100
  348,200    Sherwin Williams Co.                               7,305,236
  249,134    Vulcan Materials Co.                              11,517,465
                                                            -------------
                                                               46,368,236
                                                            -------------
--------------------------------------------------------------------------------
CONSUMER DURABLE  (3.2%)

  169,000    Avery Dennison Corp.                               9,475,830
  700,000    Black & Decker Corp.                              27,902,000
  272,100    Fortune Brands, Inc.                               8,475,915
  436,600    Maytag Corp.                                      15,171,850
                                                            -------------
                                                               61,025,595
                                                            -------------
--------------------------------------------------------------------------------
CONSUMER NON-DURABLE  (0.6%)

   54,700    Gillette Co. (The)                                 1,551,292
   49,700    Kimberly-Clark Corp.                               2,952,180
  102,600    Procter & Gamble Co.                               6,161,130
                                                            -------------
                                                               10,664,602
                                                            -------------
--------------------------------------------------------------------------------
CONTAINERS  (0.9%)

  463,400    Sealed Air Corp.(*)                               17,979,920
                                                            -------------
--------------------------------------------------------------------------------
DRUGS  (6.8%)

   61,500    ALZA Corp.(*)                                      2,811,780
  413,100    American Home Products Corp.                      23,856,525
   66,800    Amgen, Inc.(*)                                     4,084,152
   34,600    Eli Lilly & Co.                                    2,941,000

12  N A T I O N W I D E              CONTINUED

STATEMENT OF INVESTMENTS GARTMORE TOTAL RETURN FUND CONTINUED   [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES        SECURITY                                           VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
DRUGS (CONTINUED)

   92,100    Merck & Co., Inc.                             $    6,996,837
1,502,375    Pfizer, Inc.                                      65,052,837
  671,800    Schering-Plough Corp.                             25,891,172
                                                            -------------
                                                              131,634,303
                                                            -------------
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT  (0.6%)

  198,000    Cooper Industries, Inc.                            7,399,260
   50,760    Emerson Electric Co.                               3,383,154
                                                            -------------
                                                               10,782,414
                                                            -------------
--------------------------------------------------------------------------------
ELECTRONICS  (1.1%)

   49,147    Solectron Corp.(*)                                 1,250,791
  511,718    Texas Instruments, Inc.                           19,803,487
                                                            -------------
                                                               21,054,278
                                                            -------------
--------------------------------------------------------------------------------
ENTERTAINMENT  (1.1%)

  669,695    The Walt Disney Co.                               20,258,274
                                                            -------------

--------------------------------------------------------------------------------
FINANCIAL / BANKS  (8.1%)

  232,800    Bank of America Corp.                             13,036,800
  431,600    Bank of New York Co., Inc.                        21,666,320
  719,969    Citigroup, Inc.                                   35,386,476
  100,500    First Union Corp.                                  3,011,985
  204,700    Fleet Boston Corp.                                 7,854,339
  140,772    J.P. Morgan Chase & Co.                            6,754,241
  573,127    Mellon Financial Corp.                            23,458,088
  482,130    U.S. Bancorp                                      10,211,513
  739,493    Wells Fargo Co.                                   34,733,986
                                                            -------------
                                                              156,113,748
                                                            -------------
--------------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS  (2.3%)

  154,600    American Express Co.                               6,561,224
  726,100    MBNA Corp.                                        25,885,465
  201,600    Providian Financial Corp.                         10,745,280
                                                            -------------
                                                               43,191,969
                                                            -------------
--------------------------------------------------------------------------------
FOOD & RELATED  (2.2%)

  170,648    Archer-Daniels-Midland Co.                         2,032,418
  445,000    General Mills, Inc.                               17,537,450
  428,600    Philip Morris Cos., Inc.                          21,477,146
                                                            -------------
                                                               41,047,014
                                                            -------------
--------------------------------------------------------------------------------
FURNITURE  (0.5%)

  458,300    Leggett & Platt, Inc.                              8,895,603
                                                            -------------
--------------------------------------------------------------------------------
HEALTH CARE  (4.5%)

  103,600    Abbott Laboratories                                4,804,968
  326,000    Boston Scientific Corp.(*)                         5,176,880
   88,400    Bristol-Myers Squibb Co.                           4,950,400
  332,000    Johnson & Johnson Co.                             32,031,360
  432,440    Manor Care, Inc.(*)                               10,032,608
  237,400    Medtronic, Inc.                                   10,588,040
  305,400    St. Jude Medical, Inc.(*)                         17,484,150
                                                            -------------
                                                               85,068,406
                                                            -------------

SHARES        SECURITY                                         VALUE
COMMON STOCK  (CONTINUED)

--------------------------------------------------------------------------------
INSURANCE  (2.9%)

  394,975    American International Group, Inc.             $  32,308,955
  172,200    Chubb Corp. (The)                                 11,494,350
   35,000    CIGNA Corp.                                        3,734,500
   74,200    Loews Corp.                                        5,001,822
  115,100    MetLife, Inc.                                      3,337,900
                                                            -------------
                                                               55,877,527
                                                            -------------
--------------------------------------------------------------------------------
INTERNET  (0.2%)

  321,300    Internet Infrastructure Holders Trust(*)           4,289,355
                                                            -------------

--------------------------------------------------------------------------------
LEISURE PRODUCTS  (1.7%)

1,450,400    Brunswick Corp.                                   29,095,024
   96,200    Carnival Corp.                                     2,549,300
                                                            -------------
                                                               31,644,324
                                                            -------------
--------------------------------------------------------------------------------
MANUFACTURING  (1.2%)

  350,200    Illinois Tool Works, Inc.                         22,195,676
                                                            -------------
--------------------------------------------------------------------------------
METALS & MINING  (0.1%)

   56,480    Inco Ltd.(*)                                       1,024,547
                                                            -------------
--------------------------------------------------------------------------------
MORTGAGE / ASSET BACKED OBLIGATIONS  (3.9%)

  913,900    Fannie Mae                                        73,349,614
                                                            -------------
--------------------------------------------------------------------------------
OIL & GAS  (6.5%)

   36,298    Anadarko Petroleum Corp.                           2,345,577
   99,605    Chevron Corp.                                      9,617,859
   71,553    Enron Corp.                                        4,487,804
  764,209    Exxon Mobil Corp.                                 67,708,916
  337,160    Royal Dutch Petroleum Co.                         20,071,134
  242,159    Texaco, Inc.                                      17,503,253
   25,017    Transocean Sedco Forex, Inc.                       1,357,923
                                                            -------------
                                                              123,092,466
                                                            -------------
--------------------------------------------------------------------------------
OIL EQUIPMENT & SERVICES  (0.6%)

  158,826    Schlumberger Ltd.                                 10,530,164
                                                            -------------
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS  (0.8%)

  164,073    International Paper Co.                            6,428,380
  153,265    Weyerhaeuser Co.                                   8,664,071
                                                            -------------
                                                               15,092,451
                                                            -------------
--------------------------------------------------------------------------------
PRINTING & PUBLISHING  (0.8%)

  171,400    Gannett Co., Inc.                                 11,063,870
   59,300    McGraw-Hill Cos., Inc. (The)                       3,841,454
                                                            -------------
                                                               14,905,324
                                                            -------------
--------------------------------------------------------------------------------
RAILROADS  (1.2%)

  313,200    CSX Corp.                                         10,983,924
  558,800    Norfolk Southern Corp.                            11,030,712
                                                            -------------
                                                               22,014,636
                                                            -------------
--------------------------------------------------------------------------------
RESTAURANTS  (0.2%)

  154,000    McDonald's Corp.                                   4,235,000
                                                            -------------

                                CONTINUED                 N A T I O N W I D E 13

STATEMENT OF INVESTMENTS GARTMORE TOTAL RETURN FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES        SECURITY                      VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
RETAIL  (3.6%)

   73,900    Costco Wholesale Corp.(*)                     $    2,581,327
  107,500    Gap, Inc.                                          2,978,825
  212,800    Home Depot, Inc.                                  10,022,880
   65,400    Lowe's Cos., Inc.                                  4,120,200
  401,500    Target Corp.                                      15,437,675
   59,200    Toys `R' Us, Inc.(*)                               1,468,160
  596,800    Wal-Mart Stores, Inc.                             30,878,432
                                                            -------------
                                                               67,487,499
                                                            -------------
--------------------------------------------------------------------------------
RETAIL / FOOD & Drug  (0.7%)

  188,100    Safeway, Inc.(*)                                  10,213,830
   88,500    Walgreen Co.                                       3,786,030
                                                            -------------
                                                               13,999,860
                                                            -------------
--------------------------------------------------------------------------------
SEMICONDUCTORS  (0.6%)

  215,000    Semicondutor Holders Trust                        11,029,500
                                                            -------------

--------------------------------------------------------------------------------
SERVICES  (0.5%)

  140,300    IMS Health, Inc.                                   3,851,235
  170,150    KPMG Consulting, Inc.(*)                           2,656,042
   35,500    Omnicom Group                                      3,118,675
                                                            -------------
                                                                9,625,952
                                                            -------------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS  (5.9%)

  467,655    Agere Systems, Inc.(*)                             3,273,585
  679,363    AT&T Corp.                                        15,136,208
  258,334    BellSouth Corp.                                   10,839,695
  174,900    Broadband Holders Trust                            4,764,276
   85,380    CenturyTel, Inc.                                   2,320,628
  173,393    Nextel Communications, Inc.(*)                     2,817,636
  193,848    Qwest Communications International, Inc.(*)        7,928,383
  490,695    SBC Communications, Inc.                          20,241,169
  180,880    Sprint Corp. (FON Group)                           3,867,214
  196,132    Sprint Corp. (PCS Group)(*)                        5,026,863
  488,094    Verizon Communications, Inc.                      26,879,336
  504,154    Worldcom, Inc.(*)                                  9,200,811
                                                            -------------
                                                              112,295,804
                                                            -------------

--------------------------------------------------------------------------------
UTILITIES  (2.8%)

  340,200    Dominion Resources, Inc.                          23,300,298
  131,182    Duke Power Co.                                     6,134,070
   81,766    Exelon Corp.                                       5,645,942
  106,477    Public Service Enterprise Group, Inc.              4,944,792
  210,100    TXU Corp.                                          9,235,996
  131,744    Xcel Energy, Inc.                                  4,110,413
                                                            -------------
                                                               53,371,511
                                                            -------------
TOTAL COMMON STOCK                                          1,782,286,627
                                                            -------------

SHARES        SECURITY                                           VALUE
DEPOSITARY RECEIPTS  (2.7%)

  346,400    Amex Technology Select Sector SPDR            $   10,014,424
  894,700    Nasdaq 100 Share Index                            41,290,405
                                                            -------------
Total Depositary Receipts                                      51,304,829
                                                            -------------

PRINCIPAL      SECURITY                                          VALUE
SHORT-TERM DEBT  (3.3%)
--------------------------------------------------------------------------------
COMMERCIAL PAPER  (3.3%)

$50,000,000  Citigroup, Inc., 4.70%, 05/01/01                  49,993,472
 13,144,000  J.P. Morgan Chase & Co.,
              4.70%, 05/01/01                                  13,142,284
                                                            -------------
TOTAL SHORT TERM DEBT                                          63,135,756
                                                            -------------
TOTAL INVESTMENTS (COST $1,847,499,472)(a) - (100.0%)       1,896,727,212

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)                   (795,532)
                                                           --------------
TOTAL NET ASSETS - (100.0%)                                $1,895,931,680
                                                           ==============
--------------------------------------------------------------------------------

(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS
      FOLLOWS:
      UNREALIZED APPRECIATION      $ 352,609,736
      UNREALIZED DEPRECIATION       (303,381,996)
                                   -------------
      NET UNREALIZED APPRECIATION  $  49,227,740
                                   =============

(*) DENOTES A NON-INCOME PRODUCING SECURITY.

ADR -- AMERICAN DEPOSITORY RECEIPT
SPDR -- STANDARD & Poor's Depositary Receipts

SEE NOTES TO FINANCIAL STATEMENTS.

14 N A T I O N W I D E

                                                                         [PHOTO]

NATIONWIDE((R)) MUTUAL FUNDS
--------------------------------------------------------------------------------

GARTMORE VALUE OPPORTUNITIES FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST ITS BENCHMARK?
   For the six-month period ended April 30, 2001, the Gartmore Value Opportunities Fund (formerly the Nationwide Value Opportunities Fund) returned 10.54%(a)versus -1.77% for Russell 2000 Index, its benchmark, and 14.62% for the Russell 2000 Value Index.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
   Value dominated growth over the last six months. Given this huge performance disparity between styles and our relative value approach, the Fund's performance was in between the performance of the Russell 2000 and the Russell 2000 Value.

   The Fund benefited from strong stock selection in the consumer discretionary and producer durables sectors over the period. Retail stocks, in general, were very strong in the first quarter of 2001, partly because they were recovering from heavy selling at the end of last year. Producer durables across the board contributed positively to the Fund's performance. Technology and health care helped the Fund's performance relative to the Russell 2000, but hurt performance relative to the Russell 2000 Value. Technology stocks took a pummeling and health care stocks experienced significant profit taking. However, both sectors reversed their negative trends in the month of April.

WHAT WERE THE MAJOR CONTRIBUTORS TO THE PORTFOLIO'S PERFORMANCE?+
   Consumer discretionary stocks, such as J. C. Penney, Footstar Inc., and Family Dollar Stores, were top performers in the Fund. These stocks were up an average of over 35%. Flowserve Corp., Pulte Corp., and Alliant Techsystems Inc. were top contributors in the producer durable sector, as each was up over 40%. We have reduced our weighting in the financial sector because many stocks hit our valuation targets and because the sector will have a lower weighting in the benchmark after the annual Russell Index rebalancing at the end of June.

WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S POSITION-- GOING FORWARD?
   We continue to be cautiously optimistic about the economy and the market going forward. Earnings warnings do not appear to be over yet. The April job's report was negative. We expect the Gross Domestic Product (GDP) for the second quarter of 2001 to be weak following the surprising strength of GDP in the first quarter. On the brighter side, the Fed should remain accommodative, inventory adjustments appear to be well under way, and a tax cut later in the year should help to balance out some of this bad news. Although we expect the performance of value and growth to start to converge, value stocks remain attractively priced. Similarly, size does matter and small-cap stocks have compelling valuations relative to larger-cap names. An environment of monetary easing tends to benefit small companies as their cost of funding improves. We believe the Fund is well positioned to continue through a year that may hit a few more rocky patches before eventually landing on solid ground in the second half of 2001.

PORTFOLIO MANAGER: NORTHPOINTE CAPITAL--SUBADVISER
(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONSARE REINVESTED.

PORTFOLIO MARKET VALUE $23,537,421
APRIL 30, 2001

                                  [PIE CHART]

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS+
+(Subject to Change)

Repurchase Agreement    3.8%

Common Stock           96.2%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
 (For Periods Ended April 30, 2001)

           CLASS A                           CLASS B
 YEARS     W/O SC(**)       W/SC(1)         W/O SC(**)       W/SC(2)
--------------------------------------------------------------------------------
   1          15.23%            8.58%         14.47%            9.47%
 Life(5)      26.89%           21.39%         26.09%           23.32%

                                          INSTITUTIONAL
           CLASS C(*)                       SERVICE
 YEARS     W/O SC(**)         W/SC(3)       CLASS(4)
--------------------------------------------------------------------------------
   1          14.55%           12.42%       15.56%
 Life(5)      26.16%           25.23%       27.29%

 ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
   (*) THESE RETURNS INCLUDE PERFORMANCE OF THE FUND THAT WAS ACHIEVED PRIOR TO
       THE CREATION OF THE CLASS C SHARES (MARCH 1, 2001) WHICH IS THE SAME AS THE PERFORMANCE SHOWN FOR CLASS B SHARES. THE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO CLASS C SHARES. HAD CLASS C SHARES BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE OF CLASS C SHARES WOULD HAVE BEEN SIMILAR AS A RESULT OF SIMILAR EXPENSES.
  (**) THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE (SC).
   1   A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
   2   A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
       THE CDSC DECLINES TO 0% AFTER 6 YEARS.
   3 A 1.00% FRONT-END SALES CHARGE WAS DEDUCTED. A CDSC OF 1.00% WAS ALSO DEDUCTED FROM THE ONE YEAR RETURN BECAUSE IT IS CHARGED WHEN YOU SELL CLASS C SHARES WITHIN THE FIRST YEAR AFTER PURCHASE.
   4   NOT SUBJECT TO ANY SALES CHARGES.
   5   FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.
 INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                         N A T I O N W I D E  15

STATEMENT OF INVESTMENTS GARTMORE VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                                     VALUE
COMMON STOCK  (96.8%)
--------------------------------------------------------------------------------
ADVERTISING AGENCIES  (0.8%)

    6,600    R.H. Donnelley Corp.(*)                           $  188,100
                                                                ---------
--------------------------------------------------------------------------------
AEROSPACE  (0.2%)

      550    Alliant Techsystems, Inc.(*)                          51,810
                                                                ---------
--------------------------------------------------------------------------------
AIR TRANSPORT  (0.7%)

    3,000    Continental Airlines, Class B(*)                     154,200
                                                                ---------
--------------------------------------------------------------------------------
AUTO PARTS: AFTER MARKET  (1.2%)

    7,000    Superior Industries International, Inc.              281,750
                                                                ---------
--------------------------------------------------------------------------------
AUTO PARTS: ORIGINAL EQUIPMENT  (0.9%)

   16,142    American Axle & Manufacturing                        211,460
                                                                ---------
              Holdings, Inc.(*)

--------------------------------------------------------------------------------
AUTO TRUCKS & Parts  (0.8%)

    4,900    Oshkosh Truck Corp.                                  191,002
                                                                ---------
--------------------------------------------------------------------------------
BANKS: OUTSIDE NEW YORK CITY  (3.4%)

    7,500    BancWest Corp.                                       187,125
    2,100    Commerce Bancorp, Inc.                               144,900
    6,300    Cullen/Frost Bankers, Inc.                           201,600
   11,110    Hudson United Bancorp                                263,974
                                                                ---------
                                                                  797,599
                                                                ---------
--------------------------------------------------------------------------------
BEVERAGE:  SOFT DRINKS  (0.5%)

    7,300    Pepsiamericas, Inc.                                  108,405
                                                                ---------
--------------------------------------------------------------------------------
BIOTECHNOLOGICAL RESEARCH & Production  (2.1%)

    7,800    Idexx Laboratories, Inc.(*)                          211,458
   13,200    Quintiles Transnational Corp.(*)                     271,260
                                                                ---------
                                                                  482,718
                                                                ---------
--------------------------------------------------------------------------------
BUILDING: AIR CONDITIONING  (0.5%)

    4,200    York International Corp.                             126,882
                                                                ---------
--------------------------------------------------------------------------------
CASINOS & Gambling  (0.6%)

    9,500    Station Casinos, Inc.(*)                             133,570
                                                                ---------
--------------------------------------------------------------------------------
CHEMICALS  (1.6%)

    5,700    Cytec Industries, Inc.(*)                            186,447
    6,200    Lubrizol Corp.                                       181,598
                                                                ---------
                                                                  368,045
                                                                ---------
--------------------------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY  (1.3%)

   11,500    Avaya, Inc.(*)                                       170,085
    9,900    Foundry Networks, Inc.(*)                            147,015
                                                                ---------
                                                                  317,100
                                                                ---------
--------------------------------------------------------------------------------
COMPUTER SERVICES: SOFTWARE & Systems  (4.2%)

    2,900    American Management Systems, Inc.(*)                  61,045
      480    Arbitron, Inc.(*)                                     10,022
    4,200    BMC Software, Inc.(*)                                101,598
    3,700    CACI International, Inc. Class A(*)                  123,802

SHARES           SECURITY                   VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
COMPUTER SERVICES: SOFTWARE & Systems (continued)

    2,400    Ceridian Corp.(*)                              $      43,200
   24,100    Compuware Corp.(*)                                   247,748
   22,300    Pinnacle Systems, Inc.(*)                            236,826
   24,400    Vignette Corp.(*)                                    163,480
                                                                ---------
                                                                  987,721
                                                                ---------
--------------------------------------------------------------------------------
CONSUMER PRODUCTS  (0.9%)

    4,800    International Flavor and Fragrances, Inc.            118,656
    3,600    Snap-On, Inc.                                        104,400
                                                                ---------
                                                                  223,056
                                                                ---------
--------------------------------------------------------------------------------
CONTAINERS: PAPER AND PLASTIC  (1.2%)

    9,800    Smurfit-Stone Container Corp.(*)                     143,570
    2,600    Temple-Inland, Inc.                                  132,600
                                                                ---------
                                                                  276,170
                                                                ---------
--------------------------------------------------------------------------------
COSMETICS  (0.3%)

    2,200    Alberto-Culver Co. Class A                            76,230
                                                                ---------
--------------------------------------------------------------------------------
DIVERSIFIED FINANCE  (1.0%)

    7,600    Heller Financial, Inc.                               242,516
                                                                ---------
--------------------------------------------------------------------------------
DIVERSIFIED MATERIALS AND PROCESSING  (1.8%)

   13,200    Engelhard Corp.                                      339,372
    5,000    Olin Corp.                                            94,750
                                                                ---------
                                                                  434,122
                                                                ---------
--------------------------------------------------------------------------------
DRUGS AND PHARMACEUTICALS  (1.7%)

    4,600    Medicis Pharmaceutical Corp.(*)                      228,620
    6,000    Mylan Laboratories, Inc.                             160,440
                                                                ---------
                                                                  389,060
                                                                ---------
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND COMPONENTS  (0.4%)

    3,500    AMETEK, Inc.                                          96,635
                                                                ---------

--------------------------------------------------------------------------------
ELECTRONICS: SEMI-CONDUCTORS / COMPONENTS  (1.6%)

    2,500    Advanced Micro Devices, Inc.(*)                       77,500
    8,900    Amkor Technology, Inc.(*)                            193,575
    3,800    Arrow Electronics, Inc.(*)                           106,400
                                                                ---------
                                                                  377,475
                                                                ---------
--------------------------------------------------------------------------------
ENGINEERING & Contracting Services  (1.8%)

    3,800    Fluor Corp.                                          200,298
    3,500    Jacobs Engineering Group, Inc.(*)                    230,720
                                                                ---------
                                                                  431,018
                                                                ---------
--------------------------------------------------------------------------------
FINANCE: SMALL LOAN  (1.1%)

    5,400    Americredit Corp.(*)                                 250,344
                                                                ---------
--------------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS  (2.0%)

    7,000    Metris Co., Inc.                                     210,000
    3,500    Radian Group, Inc.                                   271,250
                                                                ---------
                                                                  481,250
                                                                ---------

16  N A T I O N W I D E         CONTINUED

STATEMENT OF INVESTMENTS GARTMORE VALUE OPPORTUNITIES FUND CONTINUED  [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                                         VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
FINANCIAL DATA PROCESSING SERVICES  (1.8%)

    8,500    Efunds Corp.(*)                                   $  165,750
    9,100    National Data Corp.                                  260,715
                                                                ---------
                                                                  426,465
                                                                ---------
--------------------------------------------------------------------------------
FOODS  (1.5%)

   12,400    Hormel Foods Corp.                                   255,688
    5,600    Sensient Technologies Corp.                          100,800
                                                                ---------
                                                                  356,488
                                                                ---------
--------------------------------------------------------------------------------
HEALTH CARE MANAGEMENT SERVICES  (1.3%)

   19,000    Caremark Rx, Inc.(*)                                 301,150
                                                                ---------
--------------------------------------------------------------------------------
HOME BUILDING  (1.2%)

    3,400    Centex Corp.                                         146,710
    2,900    Pulte Corp.                                          135,662
                                                                ---------
                                                                  282,372
                                                                ---------
--------------------------------------------------------------------------------
HOTELS / MOTELS  (1.1%)

   22,600    Hilton Hotels Corp.                                  249,730
                                                                ---------
--------------------------------------------------------------------------------
HOUSEHOLD FURNISHINGS  (0.7%)

    4,800    Ethan Allen Interiors, Inc.                          170,400
                                                                ---------
--------------------------------------------------------------------------------
IDENTIFICATION CONTROL & Filter Devices  (3.2%)

    5,900    Advanced Energy Industries, Inc.(*)                  204,789
    1,900    CUNO, Inc.(*)                                         48,488
    3,000    Donaldson Company Co., Inc.                           83,040
    6,600    Flowserve Corp.(*)                                   186,780
    8,700    Hubbell, Inc. Class B                                240,294
                                                                ---------
                                                                  763,391
                                                                ---------
--------------------------------------------------------------------------------
INSURANCE: PROPERTY-CASUALTY  (0.9%)

    3,500    Everest Re Group Ltd.                                223,475
                                                                ---------
--------------------------------------------------------------------------------
INSURANCE: MULTI-LINE  (2.2%)

    3,900    Old Republic International Corp.                     112,671
    6,800    Reinsurance Group of America, Inc.                   229,160
    3,900    Stancorp Financial Group                             178,347
                                                                ---------
                                                                  520,178
                                                                ---------
--------------------------------------------------------------------------------
MACHINERY: ENGINES  (0.8%)

    4,600    Cummins Engine, Inc.                                 190,440
                                                                ---------
--------------------------------------------------------------------------------
MACHINERY: INDUSTRIAL/SPECIALTY  (0.8%)

    3,800    Ingersoll-Rand Co.                                   178,600
                                                                ---------
--------------------------------------------------------------------------------
MACHINERY: OIL WELL EQUIPMENT & Services  (1.4%)

   16,800    Key Energy Group, Inc.(*)                            221,256
    1,700    Nabors Industries, Inc.(*)                           101,354
                                                                ---------
                                                                  322,610
                                                                ---------

SHARES           SECURITY                                         VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES  (2.6%)

    4,900    Cooper Co., Inc.                                 $   217,560
   14,300    Owens & Minor, Inc.                                  278,278
    4,200    PolyMedica Corp.(*)                                  114,072
                                                                ---------
                                                                  609,910
                                                                ---------
--------------------------------------------------------------------------------
MULTI-SECTOR COMPANIES  (1.4%)

    2,800    ITT Industries, Inc.                                 123,396
    8,700    National Service Industries, Inc.                    209,670
                                                                ---------
                                                                  333,066
                                                                ---------
--------------------------------------------------------------------------------
OIL: CRUDE PRODUCERS  (2.2%)

    8,500    Newfield Exploration Co.(*)                          306,000
    4,900    Noble Affiliates, Inc.                               213,003
                                                                ---------
                                                                  519,003
                                                                ---------
--------------------------------------------------------------------------------
PAINTS & COATINGS  (1.1%)

    3,200    Fuller (H. B.) Co.                                   132,288
    3,800    Valspar Corp.                                        117,420
                                                                ---------
                                                                  249,708
                                                                ---------
--------------------------------------------------------------------------------
PAPER  (0.7%)

    3,200    Bowater, Inc.                                        155,200
                                                                ---------
--------------------------------------------------------------------------------
PRODUCTION TECHNOLOGY EQUIPMENT  (2.6%)

    8,900    ATMI, Inc.(*)                                        234,337
    4,200    Brooks Automation, Inc.(*)                           262,962
    3,816    Cognex Corp.(*)                                      112,610
                                                                ---------
                                                                  609,909
                                                                ---------
--------------------------------------------------------------------------------
PUBLISHING: MISCELLANEOUS  (1.4%)

    4,200    Donnelley (R.R.) & Sons Co.                          116,928
    4,900    Houghton Mifflin Co.                                 222,999
                                                                ---------
                                                                  339,927
                                                                ---------
--------------------------------------------------------------------------------
RAILROAD EQUIPMENT  (0.9%)

   15,500    Wabtec Corp.                                         207,080
                                                                ---------
--------------------------------------------------------------------------------
REAL ESTATE  (0.6%)

   10,400    Jones Lang Lasalle, Inc.(*)                          133,120
                                                                ---------
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS  (6.7%)

   14,800    Anthracite Capital, Inc.                             148,444
    8,000    Camden Property Trust                                266,400
   19,600    Host Marriott Corp.                                  252,644
    7,800    Liberty Property Trust                               225,030
    7,700    MACK-CALI Realty Corp.                               206,206
   10,400    Prentiss Properties Trust                            263,640
    8,700    Simon Property Group, Inc.                           230,289
                                                                ---------
                                                                1,592,653
                                                                ---------
--------------------------------------------------------------------------------
RECREATIONAL VEHICLES & Boats  (0.6%)

    3,500    Polaris Industries, Inc.                             135,450
                                                                ---------

CONTINUED                                       N A T I O N W I D E   17

STATEMENT OF INVESTMENTS GARTMORE VALUE OPPORTUNITIES FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                                  VALUE
COMMON STOCK  (CONTINUED)

--------------------------------------------------------------------------------
RENTAL & LEASING SERVICES: COMMERCIAL  (1.5%)

    5,800    Ryder System, Inc.                               $   114,898
   11,500    United Rentals, Inc.(*)                              230,230
                                                                ---------
                                                                  345,128
                                                                ---------
--------------------------------------------------------------------------------
RESTAURANTS  (1.8%)

    7,000    Darden Restaurants, Inc.                             191,170
    6,300    IHOP Corp.(*)                                        131,040
    5,500    Ruby Tuesday, Inc.                                   104,775
                                                                ---------
                                                                  426,985
                                                                ---------
--------------------------------------------------------------------------------
RETAIL  (4.8%)

   14,500    AutoNation, Inc.(*)                                  157,325
   20,000    Consolidated Stores Corp.(*)                         220,000
    5,400    Family Dollar Stores, Inc.                           137,754
    6,900    Gadzooks, Inc.(*)                                    139,725
   14,000    Penney (J.C) Co., Inc.                               283,640
   14,300    Venator Group, Inc.(*)                               189,332
                                                                ---------
                                                                1,127,776
                                                                ---------
--------------------------------------------------------------------------------
SAVINGS & LOAN  (1.7%)

    6,600    Dime Bancorp, Inc.                                   220,110
    6,300    Golden State Bancorp, Inc.                           187,740
                                                                ---------
                                                                  407,850
                                                                ---------
--------------------------------------------------------------------------------
SECURITIES BROKERAGE & SERVICES  (0.9%)

    8,300    American Capital Strategies Ltd.                     219,950
                                                                ---------
--------------------------------------------------------------------------------
SERVICES: COMMERCIAL  (0.8%)

   12,500    Pennzoil-Quaker State Co.                            177,625
                                                                ---------
--------------------------------------------------------------------------------
STEEL  (1.7%)

    6,900    Carpenter Technology Corp.                           180,780
   11,900    USX-U.S. Steel Group, Inc.                           219,079
                                                                ---------
                                                                  399,859
                                                                ---------
--------------------------------------------------------------------------------
TEXTILE APPAREL MANUFACTURERS  (2.5%)

    8,400    Gildan Activewear, Inc., Class A(*)                  139,440
    5,700    Phillips-Van Heusen Corp.                             85,500
    9,800    Russell Corp.                                        188,160
    4,200    V.F. Corp.                                           170,478
                                                                ---------
                                                                  583,578
                                                                ---------
--------------------------------------------------------------------------------
TOYS & GAMES  (1.2%)

   16,800    Mattel, Inc.                                         271,320
                                                                ---------
--------------------------------------------------------------------------------
TRANSPORTATION  (1.5%)

    7,500    Tidewater, Inc.                                      351,525
                                                                ---------
--------------------------------------------------------------------------------
TRUCKERS  (0.3%)

    2,400    CNF Transportation, Inc.                              73,584
                                                                ---------

SHARES           SECURITY                                     VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES: ELECTRIC  (3.8%)

    4,600    Conectiv, Inc.                                   $   102,580
    6,800    Idacorp, Inc.                                        261,800
    7,200    Montana Power Co.(*)                                  89,712
    6,300    NSTAR                                                254,016
    8,700    Wisconsin Energy Corp.                               191,400
                                                                ---------
                                                                  899,508
                                                                ---------
--------------------------------------------------------------------------------
UTILITIES: WATER  (0.5%)

    3,600    American States Water Co.                            118,440
                                                                ---------
--------------------------------------------------------------------------------
UTILITIES: GAS DISTRIBUTORS  (2.8%)

    4,100    New Jersey Resources Corp.                           177,489
    9,300    Questar Corp.                                        299,181
    6,700    WGL Holdings, Inc.                                   191,620
                                                                ---------
                                                                  668,290
                                                                ---------
--------------------------------------------------------------------------------
UTILITIES: MISCELLANEOUS  (0.7%)

    4,800    Utilicorp United, Inc.                               169,440
                                                               ----------
TOTAL COMMON STOCK                                             22,789,421
                                                               ----------



PRINCIPAL        SECURITY                                     VALUE
REPURCHASE AGREEMENT  (3.2%)
--------------------------------------------------------------------------------
 $748,000    Fifth Third Bank, 4.40%, 05/01/01
              (Collateralized by FNMA)                      748,000
                                                       ------------
TOTAL REPURCHASE AGREEMENT                                  748,000
                                                       ------------
TOTAL INVESTMENTS (COST $20,995,470)(a)  -  (100.0%)     23,537,421
OTHER ASSETS IN EXCESS OF LIABILITIES -  (0.0%)               4,937
                                                       ------------
TOTAL NET ASSETS -  (100.0%)                            $23,542,358
                                                       ============
--------------------------------------------------------------------------------

(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS FOLLOWS:
      UNREALIZED APPRECIATION       $2,952,247
      UNREALIZED DEPRECIATION         (410,296)
                                   -----------
      NET UNREALIZED APPRECIATION   $2,541,951
                                   ===========

(*) DENOTES A NON-INCOME PRODUCING SECURITY.

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE NOTES TO FINANCIAL STATEMENTS.

18  N A T I O N W I D E

                                                                         [PHOTO]

GARTMORE FUNDS
--------------------------------------------------------------------------------

GARTMORE GROWTH 20 FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?
   For the six-month period ended April 30, 2001, the Gartmore
Growth 20 Fund returned -35.37%(a) versus -12.07% for the S&P 500
Index, its benchmark, and -42.95% for the Nasdaq 100 Index.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
   Large-cap, high-growth, leadership stocks retreated sharply during this period. High growth sectors such as telecommunications, capital goods, health care, and technology fell, while economically sensitive sectors such as consumer cyclicals and basic materials performed well as did energy and utilities. Our overweighting in the tech sector hurt performance from October to March, but we significantly outperformed in April when tech stocks rallied.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?+
   U.S. corporate earnings continued to deteriorate across many industries. Earnings across numerous cyclical sectors, including technology, basic materials, telecommunications, and industrials, experienced earnings expectations decreases between 15% and 42% over the last six months. As a result, we increased the portfolio's diversification within the tech sector and increased our allocations to the utility and health care sectors.

   Top contributors included RF Micro Devices, the radio-frequency device maker; Advanced Micro Devices, the semiconductor maker that has been competing fiercely with Intel; Microsoft, the world's largest software company; BJ Services, the oil services company; and American Eagle Outfitters, the casual apparel retailer.

WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S POSITION--
GOING FORWARD?
   Thanks to an aggressive Federal Reserve and high likelihood of tax cuts, we are positioned for a continued rebound in domestic stocks. The portfolio carries a low cash position and continues to invest in premier franchises undergoing positive cyclical or secular change.

   We are overweighted in software and services within the technology space and believe leaders like Microsoft, Seibel and I2 will perform strongly over the coming months.

PORTFOLIO MANAGERS: CHRISTOPHER BAGGINI, CFA, AND AARON HARRIS

(a)PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED. THIS FUND'S TOTAL RETURN IS IMPACTED BY INVESTMENT IN IPOS. ADDITIONALLY, THIS INVESTMENT STRATEGY MAY CAUSE THE FUND'S VOLATILITY AND PORTFOLIO TURNOVER PERCENTAGE TO INCREASE. THERE IS NO GUARANTEE THIS STRATEGY WILL ENHANCE FUND PERFORMANCE IN THE FUTURE.

PORTFOLIO MARKET VALUE $3,331,734
APRIL 30, 2001

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS+
+(Subject to Change)

                                  [PIE CHART]

Depositary Receipts     9.3%

Repurchase Agreement    7.0%

Common Stock           83.7%

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended April 30, 2001)

             CLASS A                          CLASS B
YEARS       W/O SC(**)        W/SC(1)         W/O SC(**)       W/SC(2)
--------------------------------------------------------------------------------
 LIFE(5)      -24.77%          -29.09%       -25.18%         -28.75%

            CLASS C(*)                    INSTITUTIONAL
YEARS      W/O SC(**)         W/SC(3)     SERVICE CLASS(4)
--------------------------------------------------------------------------------
 Life(5)      -24.97%          -26.42%       -24.46%

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
  (*) THESE RETURNS INCLUDE PERFORMANCE OF THE FUND THAT WAS ACHIEVED PRIOR TO
      THE CREATION OF THE CLASS C SHARES (MARCH 1, 2001) WHICH IS THE SAME AS THE PERFORMANCE SHOWN FOR CLASS B SHARES. THE RETURNS HAVE BEEN
      RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO CLASS C SHARES. HAD CLASS C SHARES BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE OF CLASS C SHARES WOULD HAVE BEEN SIMILAR AS A RESULT OF SIMILAR EXPENSES.
 (**) THESE RETURNS DO NOT REFLECT THE EFFECTS OF SALES CHARGE.
  1   A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
  2   A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
      THE CDSC DECLINES TO 0% AFTER 6 YEARS.
  3 A 1.00% FRONT-END SALES CHARGE WAS DEDUCTED. A CDSC OF 1.00% WAS ALSO DEDUCTED BECAUSE IT IS CHARGED WHEN YOU SELL CLASS C SHARES WITHIN THE FIRST YEAR AFTER PURCHASE.
  4   NOT SUBJECT TO ANY SALES CHARGES.
  5   FUND COMMENCED OPERATIONS ON JUNE 30, 2000.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                        N A T I O N W I D E  19

STATEMENT OF INVESTMENTS GARTMORE GROWTH 20 FUND
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                                          VALUE
COMMON STOCK  (89.8%)

--------------------------------------------------------------------------------
CAPITAL GOODS  (2.7%)

    1,600    Tyco International Ltd.                           $   85,392
                                                                ---------
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT  (8.9%)

    4,500    JDS Uniphase Corp.(*)                                 96,255
    5,000    Oni Systems Corp.(*)                                 179,650
                                                                ---------
                                                                  275,905
                                                                ---------
--------------------------------------------------------------------------------
COMPUTER HARDWARE  (2.8%)

    5,000    Sun Microsystems, Inc.(*)                             85,600
                                                                ---------
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & Services  (29.9%)

    3,000    Manugistics Group, Inc.(*)                           101,760
    4,000    Microsoft Corp.(*)                                   271,000
    4,000    Peregrine Systems, Inc.(*)                           103,120
    5,000    Quest Software, Inc.(*)                              183,900
    2,800    Siebel Systems, Inc.(*)                              127,624
    2,500    Sungard Data Systems, Inc.(*)                        138,175
                                                                ---------
                                                                  925,579
                                                                ---------
--------------------------------------------------------------------------------
ELECTRONICS  (2.3%)

    1,400    Celestica, Inc.(*)                                    71,540
                                                                ---------
--------------------------------------------------------------------------------
ENERGY  (7.4%)

    1,000    BJ Services Co.(*)                                    82,250
    3,000    Reliant Energy, Inc.                                 148,650
                                                                ---------
                                                                  230,900
                                                                ---------
--------------------------------------------------------------------------------
HEALTH CARE  (4.2%)

    3,000    Pfizer, Inc.                                         129,900
                                                                ---------
--------------------------------------------------------------------------------
MULTIMEDIA  (3.3%)

    2,000    Viacom, Inc.(*)                                      104,120
                                                                ---------
--------------------------------------------------------------------------------
NETWORKING PRODUCTS  (3.8%)

    7,000    Cisco Systems, Inc.(*)                               118,860
                                                                ---------
--------------------------------------------------------------------------------
SEMICONDUCTORS  (22.2%)

    6,000    Advanced Micro Devices, Inc.(*)                      186,000
    3,500    Novellus Systems, Inc.(*)                            193,025
    4,000    RF Micro Devices, Inc.(*)                            117,520
    2,000    Texas Instruments, Inc.                               77,400
    4,000    Triquint Semiconductor, Inc.(*)                      116,120
                                                                ---------
                                                                  690,065
                                                                ---------
--------------------------------------------------------------------------------
UTILITIES  (2.3%)

    1,240    Calpine Corp.(*)                                      70,668
                                                               ----------
TOTAL COMMON STOCK                                              2,788,529
                                                               ----------


SHARES           SECURITY                                          VALUE
DEPOSITARY RECEIPTS  (9.9%)
--------------------------------------------------------------------------------
    6,700    Nasdaq 100 Share Index                            $  309,205
                                                               ----------
Total Depositary Receipts                                         309,205
                                                               ----------

PRINCIPAL        SECURITY                                          VALUE
REPURCHASE AGREEMENT  (7.5%)
--------------------------------------------------------------------------------
$234,000    Fifth Third Bank,
            4.40%, 05/01/01
            (Collateralized by FARM)                              234,000
                                                               ----------
TOTAL REPURCHASE AGREEMENT                                        234,000
                                                               ----------
TOTAL INVESTMENTS (COST $3,027,559)(a) - (107.2%)               3,331,734
LIABILITIES IN EXCESS OF OTHER ASSETS - (-7.2%)                  (222,463)
                                                               ----------
TOTAL NET ASSETS - (100.0%)                                    $3,109,271
                                                               ==========
--------------------------------------------------------------------------------

(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS
      FOLLOWS:
      UNREALIZED APPRECIATION      $  545,481
      UNREALIZED DEPRECIATION        (241,306)
                                   ----------
      NET UNREALIZED APPRECIATION   $ 304,175
                                   ==========

(*)  DENOTES A NON-INCOME PRODUCING SECURITY.

FARM - FANNIE MAE ADJUSTABLE RATE MORTGAGE

SEE NOTES TO FINANCIAL STATEMENTS.

20       N  A  T  I  O  N  W  I  D  E

                                                                         [PHOTO]
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

                                                                                GARTMORE
                                                                              MILLENNIUM            GARTMORE        GARTMORE TOTAL
                                                                             GROWTH FUND         GROWTH FUND           RETURN FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $35,804,354; $528,734,639
   and $1,847,499,472; respectively)                                      $   36,232,790       $  526,080,371       $1,896,727,212
Cash                                                                                 483               40,105                  760
Interest and dividends receivable                                                  6,875               82,254            1,348,434
Receivable for capital shares issued                                                --                  5,130                 --
Receivable for investments sold                                                  953,737            7,527,155           37,980,576
Receivable from adviser                                                           48,165                 --                   --
Prepaid expenses and other assets                                                 44,384               10,666                6,862
                                                                          --------------       --------------       --------------
      Total Assets                                                            37,286,434          533,745,681        1,936,063,844
                                                                          --------------       --------------       --------------
LIABILITIES:
Payable for investments purchased                                              2,451,632           12,749,127           38,337,433
Payable for capital shares redeemed                                                 --                   --                  2,005
Accrued expenses and other payables
   Investment advisory fees                                                       26,866              232,385              850,512
   Fund administration fees                                                        1,826               23,870               72,317
   Transfer agent fees                                                            38,852              341,542              593,883
   Distribution fees                                                               5,536                5,258               51,529
   Administrative servicing fees                                                     266               12,776               58,917
   Other                                                                           5,188              106,848              165,568
                                                                          --------------       --------------       --------------
       Total Liabilities                                                       2,530,166           13,471,806           40,132,164
                                                                          --------------       --------------       --------------
NET ASSETS                                                                $   34,756,268       $  520,273,875       $1,895,931,680
                                                                          ==============       ==============       ==============
REPRESENTED BY:
Capital                                                                   $   63,177,578       $  685,787,279       $1,754,866,613
Accumulated net investment income (loss)                                        (167,569)          (1,089,054)             348,564
Accumulated net realized gains (losses) from investment transactions         (28,682,177)        (161,770,082)          91,488,763
Net unrealized appreciation (depreciation) on investments                        428,436           (2,654,268)          49,227,740
                                                                          --------------       --------------       --------------
NET ASSETS                                                                $   34,756,268       $  520,273,875       $1,895,931,680
                                                                          ==============       ==============       ==============
NET ASSETS:
Class A Shares                                                            $    8,732,468       $    6,500,347       $   93,051,522
Class B Shares                                                                 5,241,314            5,364,313           42,294,650
Class C Shares                                                                     4,602(a)             5,280(b)            41,457
Class D Shares                                                                20,777,884          508,403,935        1,760,544,051
                                                                          --------------       --------------       --------------
Total                                                                     $   34,756,268       $  520,273,875       $1,895,931,680
                                                                          ==============       ==============       ==============

SHARES OUTSTANDING (unlimited number of shares authorized)
Class A Shares                                                                   612,397              879,600            4,811,730
Class B Shares                                                                   380,820              759,042            2,224,534
Class C Shares                                                                       334(a)               746(b)             2,179
Class D Shares                                                                 1,448,431           68,407,036           91,599,493
                                                                          --------------       --------------       --------------
Total                                                                          2,441,982           70,046,424           98,637,936
                                                                          ==============       ==============       ==============

NET ASSET VALUE:
Class A Shares                                                            $        14.26       $         7.39       $        19.34
Class B Shares(*)                                                         $        13.76       $         7.07       $        19.01
Class C Shares(**)                                                        $        13.77       $         7.07       $        19.03
Class D Shares                                                            $        14.35       $         7.43       $        19.22
MAXIMUM OFFERING PRICE PER SHARE (100%/(100% - Maximum Sales Charge) of
   net asset value adjusted to the nearest cent)
Class A Shares                                                            $        15.13       $         7.84       $        20.52
Class C Shares                                                            $        13.91       $         7.14       $        19.22
Class D Shares                                                            $        15.03       $         7.78       $        20.13
                                                                          --------------       --------------       --------------
Maximum Sales Charge - Class A Shares                                               5.75%                5.75%                5.75%
                                                                          ==============       ==============       ==============

Maximum Sales Charge - Class C Shares                                               1.00%                1.00%                1.00%
                                                                          ==============       ==============       ==============

Maximum Sales Charge - Class D Shares                                               4.50%                4.50%                4.50%
                                                                          ==============       ==============       ==============
-----------------------------------------------------------------------------------------------------------------------------------


(a)   NET ASSETS ARE ACTUALLY $4,602.37 AND SHARES OUTSTANDING ARE 334.302
      SHARES.
(b)   NET ASSETS ARE ACTUALLY $5,279.73 AND SHARES OUTSTANDING ARE 746.361
      SHARES.
(*)   FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF
      TIME
      SHARES ARE HELD AND ARE NOT SUBJECT TO A FRONT-END SALES CHARGE.
(**) FOR CLASS C SHARES, THE REDEMPTION PRICE PER SHARE IS 1.00% FOR SHARES HELD LESS THAN ONE YEAR AND ARE ALSO SUBJECT TO A FRONT-END SALES CHARGE.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                         N A T I O N W I D E  21

STATEMENTS OF ASSETS AND LIABILITIES CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

                                                                                 GARTMORE VALUE         GARTMORE
                                                                                  OPPORTUNITIES        GROWTH 20
                                                                                           FUND             FUND
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $20,247,470 and $2,793,559; respectively)               $22,789,421      $ 3,097,734
Repurchase agreements, at cost                                                          748,000          234,000
                                                                                    -----------      -----------
Total Investments                                                                    23,537,421        3,331,734
                                                                                    -----------      -----------
Cash                                                                                        640              284
Interest and dividends receivable                                                        13,817               71
Receivable for capital shares issued                                                       --              4,762
Receivable for investments sold                                                         255,477           78,723
Receivable from adviser                                                                  14,871           19,579
Prepaid expenses and other assets                                                         6,716           29,749
                                                                                    -----------      -----------
       Total Assets                                                                  23,828,942        3,464,902
                                                                                    -----------      -----------
LIABILITIES:
Payable for investments purchased                                                       235,486          335,920
Payable for capital shares redeemed                                                        --              1,634
Accrued expenses and other payables
    Investment advisory fees                                                             12,706            1,981
    Fund administration fees                                                              6,164            6,164
    Transfer agent fees                                                                   2,645            2,234
    Distribution fees                                                                     4,338              924
    Administrative servicing fees                                                         1,449                1
    Other                                                                                23,796            6,773
                                                                                    -----------      -----------
       Total Liabilities                                                                286,584          355,631
                                                                                    -----------      -----------
NET ASSETS                                                                          $23,542,358      $ 3,109,271
                                                                                    ===========      ===========
REPRESENTED BY:
Capital                                                                             $20,575,503      $ 4,442,220
Accumulated net investment income (loss)                                                 21,132          (16,202)
Accumulated net realized gains (losses) from investment transactions                    403,772       (1,620,922)
Net unrealized appreciation (depreciation) on investments                             2,541,951          304,175
                                                                                    -----------      -----------
NET ASSETS                                                                          $23,542,358      $ 3,109,271
                                                                                    ===========      ===========
NET ASSETS:
Class A Shares                                                                      $11,767,418      $ 1,517,335
Class B Shares                                                                        2,700,564          930,098
Class C Shares                                                                            4,209(a)            28(b)
Institutional Service Class Shares                                                    9,070,167          661,810
                                                                                    -----------      -----------
Total                                                                               $23,542,358      $ 3,109,271
                                                                                    ===========      ===========
SHARES OUTSTANDING (unlimited number of shares authorized)
Class A Shares                                                                          864,500          211,262
Class B Shares                                                                          198,661          130,310
Class C Shares                                                                              309(a)             4(b)
Institutional Service Class Shares                                                      662,904           91,800
                                                                                    -----------      -----------
Total                                                                                 1,726,374          433,376
                                                                                    ===========      ===========
NET ASSET VALUE:
Class A Shares                                                                      $     13.61      $      7.18
Class B Shares(*)                                                                   $     13.59      $      7.14
Class C Shares(**)                                                                  $     13.60      $      7.16
Institutional Service Class Shares                                                  $     13.68      $      7.21
MAXIMUM OFFERING PRICE PER SHARE (100%/(100% - Maximum Sales Charge) of net asset value adjusted to the nearest cent)
Class A Shares                                                                      $     14.44      $      7.62
Class C Shares                                                                      $     13.74      $      7.23
                                                                                    -----------      -----------
Maximum Sales Charge - Class A Shares                                                      5.75%            5.75%
                                                                                    ===========      ===========
Maximum Sales Charge - Class C Shares                                                      1.00%            1.00%
                                                                                    ===========      ===========
----------------------------------------------------------------------------------------------------------------


(a)  NET ASSETS ARE ACTUALLY $4,208.67 AND SHARES OUTSTANDING ARE 309.369
     SHARES.
(b)  NET ASSETS ARE ACTUALLY $27.75 AND SHARES OUTSTANDING ARE 3.876 SHARES.
(*) FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF TIME SHARES ARE HELD AND ARE NOT SUBJECT TO A FRONT-END SALES CHARGE.
(**) FOR CLASS C SHARES, THE REDEMPTION PRICE PER SHARE IS 1.00% FOR SHARES HELD
     LESS THAN ONE YEAR AND ARE ALSO SUBJECT TO A FRONT-END SALES CHARGE.

      SEE NOTES TO FINANCIAL STATEMENTS.

22  N A T I O N W I D E

STATEMENTS OF OPERATIONS                                               [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)              FOR THE SIX MONTHS ENDED APRIL 30, 2001

                                                                         GARTMORE         GARTMORE          GARTMORE
                                                                       MILLENNIUM           GROWTH      TOTAL RETURN
                                                                      GROWTH FUND             FUND              FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                      $     112,807    $     788,706    $   2,480,041
Dividend income                                                             43,230        1,280,994       12,520,430
                                                                     -------------    -------------    -------------
   Total Income                                                            156,037        2,069,700       15,000,471
                                                                     -------------    -------------    -------------
--------------------------------------------------------------------------------------------------------------------
 Expenses:
Investment advisory fees                                                   218,620        1,808,138        5,542,729
Fund administration fees                                                    14,858          179,309          466,520
Distribution fees Class A                                                   14,593            9,008           77,468
Distribution fees Class B                                                   29,101           30,740          214,663
Distribution fees Class C                                                        1                2               17
Administrative servicing fees Class A                                        1,915              119            1,269
Administrative servicing fees Class D                                            -          132,563          509,102
Accounting fees                                                              2,512            2,058            3,995
Transfer agent fees                                                        127,398          801,294        1,456,399
Trustees' fees                                                               1,133           13,492           39,671
Professional fees                                                            7,018           46,719          124,289
Custodian fees                                                              17,565           13,811           37,054
Insurance fees                                                                   -            2,310           12,073
Registration and filing fees                                                21,429           17,835           18,653
Printing                                                                    22,269           93,379          142,270
Other                                                                        1,018            7,977           18,739
                                                                     -------------    -------------    -------------
   Total expenses before waived or reimbursed expenses                     479,430        3,158,754        8,664,911
Expenses waived or reimbursed                                             (155,824)               -                -
                                                                     -------------    -------------    -------------
   Total expenses                                                          323,606        3,158,754        8,664,911
                                                                     -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                              (167,569)      (1,089,054)       6,335,560
                                                                     -------------    -------------    -------------
--------------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions                 (28,188,780)    (159,760,732)     106,127,471
Net change in unrealized appreciation/depreciation on investments         (840,979)    (120,263,307)    (364,757,731)
                                                                     -------------    -------------    -------------
Net realized/unrealized gains (losses) on investments                  (29,029,759)    (280,024,039)    (258,630,260)
                                                                     -------------    -------------    -------------
CHANGE IN NET ASSETS FROM OPERATIONS                                 $ (29,197,328)   $(281,113,093)   $(252,294,700)
                                                                     =============    =============    =============
--------------------------------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.

                                                         N A T I O N W I D E  23

STATEMENTS OF OPERATIONS CONTINUED
(UNAUDITED)              FOR THE SIX MONTHS ENDED APRIL 30, 2001


                                                                       GARTMORE
                                                                          VALUE       GARTMORE
                                                                  OPPORTUNITIES      GROWTH 20
                                                                           FUND           FUND
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                     $    35,732    $     8,799
Dividend income                                                         120,153          1,065
                                                                    -----------    -----------
   Total Income                                                         155,885          9,864
                                                                    -----------    -----------
-----------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                                 48,499         13,812
Fund administration fees                                                 37,192         37,192
Distribution fees Class A                                                 7,411          1,966
Distribution fees Class B                                                 7,040          4,227
Distribution fees Class C                                                     1              -
Administrative servicing fees Class A                                     1,143              3
Administrative servicing fees Institutional Service Class                 5,271              -
Accounting fees                                                           2,653            817
Transfer agent fees                                                       9,688          4,083
Trustees' fees                                                              876             67
Professional fees                                                         6,177          7,192
Custodian fees                                                           10,253          2,411
Insurance fees                                                               62              7
Registration and filing fees                                             20,647         23,964
Printing                                                                  6,681         10,033
Other                                                                       836             19
                                                                    -----------    -----------
   Total expenses before waived or reimbursed expenses                  164,430        105,793
Expenses waived or reimbursed                                           (78,056)       (79,727)
                                                                    -----------    -----------
   Total expenses                                                        86,374         26,066
                                                                    -----------    -----------
NET INVESTMENT INCOME (LOSS)                                             69,511        (16,202)
                                                                    -----------    -----------
-----------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions                  472,656     (1,604,665)
Net change in unrealized appreciation/depreciation on investments     1,971,191        191,820
                                                                    -----------    -----------
Net realized/unrealized gains (losses) on investments                 2,443,847     (1,412,845)
                                                                    -----------    -----------
CHANGE IN NET ASSETS FROM OPERATIONS                                $ 2,513,358    $(1,429,047)
                                                                    ===========    ===========
-----------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.

24  N A T I O N W I D E

STATEMENTS OF CHANGES IN NET ASSETS                      [PHOTO]
--------------------------------------------------------------------------------

                                                     GARTMORE MILLENNIUM                             GARTMORE
                                                         GROWTH FUND                                GROWTH FUND
                                                   SIX MONTHS                             SIX MONTHS
                                                        ENDED                                  ENDED
                                                    APRIL 30,        YEAR ENDED            APRIL 30,        YEAR ENDED
                                                         2001        OCTOBER 31,                2001       OCTOBER 31,
                                                  (UNAUDITED)               2000         (UNAUDITED)              2000
------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                  $      (167,569)   $      (213,208)   $    (1,089,054)   $    (3,068,047)
Net realized gains (losses) on
   investment transactions                        (28,188,780)         5,217,344       (159,760,732)       176,640,957
Net change in unrealized
   appreciation/depreciation on
   investments                                       (840,979)        (1,540,548)      (120,263,307)      (228,621,349)
                                              ---------------    ---------------    ---------------    ---------------
Change in net assets from operations              (29,197,328)         3,463,588       (281,113,093)       (55,048,439)
                                              ---------------    ---------------    ---------------    ---------------
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A
SHAREHOLDERS FROM:
Net investment income                                       -                  -                  -                  -
Net realized gains on investments                  (1,531,988)           (98,639)        (2,006,636)        (1,145,271)
DISTRIBUTIONS TO CLASS B
SHAREHOLDERS FROM:
Net investment income                                       -                  -                  -                  -
Net realized gains on investments                    (753,396)           (69,772)        (1,797,378)          (888,511)
DISTRIBUTIONS TO CLASS D
SHAREHOLDERS FROM:
Net investment income                                       -                 (5)                 -            (43,670)
In excess of net investment income                          -                  -                  -            (21,631)
Net realized gains on investments                  (3,212,124)          (685,099)      (174,823,280)      (132,931,069)
                                              ---------------    ---------------    ---------------    ---------------
Change in net assets from shareholder
    distributions                                  (5,497,508)          (853,515)      (178,627,294)      (135,030,152)
                                              ---------------    ---------------    ---------------    ---------------
Change in net assets from capital
    transactions                                    3,140,935         51,672,942        127,784,414         13,757,614
                                              ---------------    ---------------    ---------------    ---------------
Change in net assets                              (31,553,901)        54,283,015       (331,955,973)      (176,320,977)
NET ASSETS:
Beginning of period                                66,310,169         12,027,154        852,229,848      1,028,550,825
                                              ---------------    ---------------    ---------------    ---------------
End of period                                 $    34,756,268    $    66,310,169    $   520,273,875    $   852,229,848
                                              ===============    ===============    ===============    ===============
------------------------------------------------------------------------------------------------------------------------


                                                            GARTMORE TOTAL
                                                              RETURN FUND
                                                   SIX MONTHS
                                                        ENDED
                                                    APRIL 30,        YEAR ENDED
                                                         2001        OCTOBER 31,
                                                  (UNAUDITED)               2000
-----------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                  $     6,335,560    $    16,433,968
Net realized gains (losses) on
   investment transactions                        106,127,471        578,375,079
Net change in unrealized
   appreciation/depreciation on
   investments                                   (364,757,731)      (575,706,541)
                                              ---------------    ---------------
Change in net assets from operations             (252,294,700)        19,102,506
                                              ---------------    ---------------
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A
SHAREHOLDERS FROM:
Net investment income                                (177,459)          (319,517)
Net realized gains on investments                 (14,754,557)        (3,584,973)
DISTRIBUTIONS TO CLASS B
SHAREHOLDERS FROM:
Net investment income                                  (3,075)               (40)
Net realized gains on investments                 (12,938,430)        (2,939,585)
DISTRIBUTIONS TO CLASS D
SHAREHOLDERS FROM:
Net investment income                              (6,552,811)       (16,814,056)
In excess of net investment income                          -                  -
Net realized gains on investments                (565,315,187)      (149,208,236)
                                              ---------------    ---------------
Change in net assets from shareholder
    distributions                                (599,741,519)      (172,866,407)
                                              ---------------    ---------------
Change in net assets from capital
    transactions                                  560,894,442       (201,872,963)
                                              ---------------    ---------------
Change in net assets                             (291,141,777)      (355,636,864)
NET ASSETS:
Beginning of period                             2,187,073,457      2,542,710,321
                                              ---------------    ---------------
End of period                                 $ 1,895,931,680    $ 2,187,073,457
                                              ===============    ===============
-----------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS.

                                                          N A T I O N W I D E 25

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED
--------------------------------------------------------------------------------

                                                                               GARTMORE VALUE                   GARTMORE
                                                                               OPPORTUNITIES FUND            GROWTH 20 FUND
                                                                      SIX MONTHS                       SIX MONTHS
                                                                          ENDED                             ENDED
                                                                       APRIL 30,     PERIOD ENDED       APRIL 30,      PERIOD ENDED
                                                                            2001      OCTOBER 31,            2001       OCTOBER 31,
                                                                      (UNAUDITED)         2000(a)     (UNAUDITED)          2000(b)
-----------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)                                        $     69,511    $     21,386    $    (16,202)   $     (2,942)
Net realized gains (losses) on investment transactions                   472,656         (68,885)     (1,604,665)        132,477
Net change in unrealized appreciation/depreciation on investments      1,971,191         570,760         191,820         112,355
                                                                    ------------    ------------    ------------     -----------
Change in net assets from operations                                   2,513,358         523,261      (1,429,047)        241,890
                                                                    ------------    ------------    ------------     -----------
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                                    (23,975)         (7,578)              -               -
Net realized gains on investments                                              -               -         (77,918)              -
Distributions to Class B shareholders from:
Net investment income                                                     (1,534)         (1,067)              -               -
Net realized gains on investments                                              -               -         (38,303)              -
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS FROM:
Net investment income                                                    (30,165)         (6,905)              -               -
Net realized gain on investment                                                -              _-         (32,513)              -
                                                                    ------------    ------------    ------------     -----------
Change in net assets from shareholder distributions                      (55,674)        (15,550)       (148,734)              -
                                                                    ------------    ------------    ------------     -----------
Change in net assets from capital transactions                        13,432,025       7,144,938       1,694,669       2,750,493
                                                                    ------------    ------------    ------------     -----------
Change in net assets                                                  15,889,709       7,652,649         116,888       2,992,383
NET ASSETS:
Beginning of period                                                    7,652,649               -       2,992,383               -
                                                                    ------------    ------------    ------------     -----------
End of period                                                       $ 23,542,358    $  7,652,649    $  3,109,271     $ 2,992,383
                                                                    ============    ============    ============     ===========
-----------------------------------------------------------------------------------------------------------------------------------


(a) FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(b) FOR THE PERIOD FROM JUNE 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

26 N A T I O N W I D E

FINANCIAL HIGHLIGHTS                                                     [PHOTO]
--------------------------------------------------------------------------------
                SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                                CLASS A SHARES
                                                             SIX MONTHS
GARTMORE MILLENNIUM GROWTH FUND                                   ENDED
                                                              APRIL 30,       YEAR ENDED    YEAR ENDED  PERIOD ENDED
                                                                   2001      OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                            (UNAUDITED)            2000+          1999       1998(a)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                        $    28.69       $     19.70    $    17.67    $  19.67
                                                            ----------       -----------    ----------    --------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                     (0.08)            (0.27)        (0.03)      (0.03)
Net realized and unrealized gains (losses) on investments       (11.94)            10.63          2.30       (1.97)
                                                            ----------       -----------    ----------    --------
   Total investment activities                                  (12.02)            10.36          2.27       (2.00)
                                                            ----------       -----------    ----------    --------
DISTRIBUTIONS:
Net realized gains                                               (2.41)            (1.37)        (0.24)       -
                                                            ----------       -----------    ----------    --------
   Total distributions                                           (2.41)            (1.37)        (0.24)       -
                                                            ----------       -----------    ----------    --------
Net increase (decrease) in net asset value                      (14.43)             8.99          2.03       (2.00)
                                                            ----------       -----------    ----------    --------
NET ASSET VALUE--END OF PERIOD                              $    14.26       $     28.69    $    19.70    $  17.67
                                                            ==========       ===========    ==========    ========
    Total Return (excluding sales charge)                       (44.28%)(b)        56.20%        12.98%     (10.17%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                           $    8,732       $    22,612    $    1,244    $    305
Ratio of expenses to average net assets                           1.63%(c)          1.47%         1.25%       1.23%(c)
Ratio of net investment income to average net assets             (0.89%)(c)        (0.95%)       (0.24%)     (0.70%)(c)
Ratio of expenses to average net assets(*)                        2.27%(c)          1.67%         1.83%       2.21%(c)
Portfolio turnover(**)                                          467.72%           330.32%        36.58%      46.33%
--------------------------------------------------------------------------------------------------------------------


                                                                                 CLASS B SHARES
                                                             SIX MONTHS
                                                                  ENDED
                                                              APRIL 30,       YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                                                   2001      OCTOBER 31,    OCTOBER 31     OCTOBER 31
                                                            (UNAUDITED)            2000+          1999        1998(a)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                        $    28.24       $     19.44    $    17.54    $  19.67
                                                            ----------       -----------    ----------    --------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                     (0.11)            (0.42)        (0.12)      (0.07)
Net realized and unrealized gains (losses) on investments       (11.96)            10.59          2.26       (2.06)
                                                            ----------       -----------    ----------    --------
    Total investment activities                                 (12.07)            10.17          2.14       (2.13)
                                                            ----------       -----------    ----------    --------
DISTRIBUTIONS:
Net realized gains                                               (2.41)            (1.37)        (0.24)       -
                                                            ----------       -----------    ----------    --------
    Total distributions                                          (2.41)            (1.37)        (0.24)       -
                                                            ----------       -----------    ----------    --------
Net increase (decrease) in net asset value                      (14.48)             8.80          1.90       (2.13)
                                                            ----------       -----------    ----------    --------
NET ASSET VALUE--END OF PERIOD                              $    13.76       $     28.24    $    19.44    $  17.54
                                                            ==========       ===========    ==========    ========
    Total Return (excluding sales charge)                       (45.23%)(b)        55.97%         2.33%     (10.83%)(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                           $    5,241       $     7,608    $     918     $    251
Ratio of expenses to average net assets                           2.23%(c)          2.10%         2.00%       2.00%(c)
Ratio of net investment income to average net assets             (1.49%)(c)        (1.57%)       (1.01%)     (1.47%)(c)
Ratio of expenses to average net assets(*)                        3.15%(c)          2.35%         2.59%       2.98%(c)
Portfolio turnover(**)                                          467.72%           330.32%        36.58%      46.33%

--------------------------------------------------------------------------------------------------------------------


(*) DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(**) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE
     WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
+ NET INVESTMENT INCOME (LOSS) IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(a) SHARES FIRST OFFERED TO PUBLIC ON MAY 11, 1998. UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                   NATIONWIDE 27

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                  CLASS C SHARES  CLASS D SHARES
                                                    SIX MONTHS
GARTMORE MILLENNIUM GROWTH FUND    PERIOD ENDED          ENDED
                                      APRIL 30,      APRIL 30,
                                        2000(d)           2001
                                    (UNAUDITED)    (UNAUDITED)
-------------------------------------------------------------------
NET ASSET VALUE-BEGINNING OF PERIOD
                                    $    13.46     $    28.75
                                    ----------     ----------

INVESTMENT ACTIVITIES:
Net investment income (loss)             (0.01)         (0.05)
Net realized and unrealized gains
   (losses) on investments                0.32         (11.94)
                                    ----------     ----------
    Total investment activities           0.31         (11.99)
                                    ----------     ----------
DISTRIBUTIONS:
Net investment income                     --             --
Net realized gains                        --            (2.41)
                                    ----------     ----------
    Total distributions                   --            (2.41)
                                    ----------     ----------
Net increase (decrease) in net
   asset value                            0.31         (14.40)
                                    ----------     ----------
NET ASSET VALUE-END OF PERIOD       $    13.77     $    14.35
                                    ==========     ==========
   Total Return
    (excluding sales charge)              2.30%(b)     (44.06%)(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)   $        5     $   20,778
Ratio of expenses to average
   net assets                             2.23%(c)       1.30%(c)
Ratio of net investment income
   to average net assets                 (2.17%)(c)     (0.58%)(c)
Ratio of expenses to average
   net assets*                            4.15%(c)       2.04%(c)
Portfolio turnover**                    467.72%        467.72%
-------------------------------------------------------------------



GARTMORE MILLENNIUM GROWTH FUND
                                                                  CLASS D SHARES
                                                               YEARS ENDED OCTOBER 31,
                                           2000+           1999       1998(a)          1997          1996
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE-BEGINNING OF PERIOD
                                      $    19.69     $    17.61    $    22.87    $    19.47    $    18.17
                                      ----------     ----------    ----------    ----------    ----------

INVESTMENT ACTIVITIES:
Net investment income (loss)               (0.14)         (0.02)        (0.06)         0.04          0.01
Net realized and unrealized gains
   (losses) on investments                 10.57           2.34          1.29          4.38          3.28
                                      ----------     ----------    ----------    ----------    ----------
    Total investment activities            10.43           2.32          1.23          4.42          3.29
                                      ----------     ----------    ----------    ----------    ----------
DISTRIBUTIONS:
Net investment income                       --             --            --           (0.03)         --
Net realized gains                         (1.37)         (0.24)        (6.49)        (0.99)        (1.99)
                                      ----------     ----------    ----------    ----------    ----------
    Total distributions                    (1.37)         (0.24)        (6.49)        (1.02)        (1.99)
                                      ----------     ----------    ----------    ----------    ----------
Net increase (decrease) in net
   asset value                              9.06           2.08         (5.26)         3.40          1.30
                                      ----------     ----------    ----------    ----------    ----------
NET ASSET VALUE-END OF PERIOD         $    28.75     $    19.69    $    17.61    $    22.87    $    19.47
                                      ==========     ==========    ==========    ==========    ==========
   Total Return
    (excluding sales charge)               56.61%         13.31%         5.11%        23.66%        19.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)     $   36,090     $    9,865    $    9,022    $    9,541    $    9,095
Ratio of expenses to average
   net assets                               1.10%          1.00%         0.93%         0.96%         1.44%
Ratio of net investment income
   to average net assets                   (0.55%)        (0.09%)       (0.30%)        0.20%         0.03%
Ratio of expenses to average
   net assets*                              1.30%          1.53%         1.57%         1.70%         1.69%
Portfolio turnover**                      330.32%         36.58%        46.33%        40.69%        17.19%
----------------------------------------------------------------------------------------------------------

* DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
+ NET INVESTMENT INCOME (LOSS) IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(a) SHARES FIRST OFFERED TO PUBLIC ON MAY 11, 1998. UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(b)      NOT ANNUALIZED.
(c)      ANNUALIZED.
(d) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001. SEE NOTES TO FINANCIAL STATEMENTS.

28 NATIONWIDE

FINANCIAL HIGHLIGHTS                                                    [PHOTO]
--------------------------------------------------------------------------------
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                                                       CLASS A SHARES
                                                             SIX MONTHS
                                                                 ENDED
                                                              APRIL 30,      YEAR ENDED     YEAR ENDED    PERIOD ENDED
GARTMORE GROWTH FUND                                               2001      OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                            (UNAUDITED)            2000           1999         1998(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-BEGINNING OF YEAR                            $   14.99        $   18.35     $   16.02     $   16.51
                                                             ---------        ---------     ---------     ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                    (0.02)           (0.08)         0.01         (0.02)
Net realized and unrealized gains (losses)
  on investments                                                (4.38)           (0.84)         2.64         (0.47)
                                                            ---------        ---------     ---------     ---------
         Total investment activities                            (4.40)           (0.92)         2.65         (0.49)
                                                            ---------        ---------     ---------     ---------
DISTRIBUTIONS:
Net investment income                                            --               --           (0.01)         --
Net realized gains                                              (3.20)           (2.44)        (0.31)         --
                                                            ---------        ---------     ---------     ---------
         Total distributions                                    (3.20)           (2.44)        (0.32)         --
                                                            ---------        ---------     ---------     ---------
Net increase (decrease) in net asset value                      (7.60)           (3.36)         2.33         (0.49)
                                                            ---------        ---------     ---------     ---------
NET ASSET VALUE-END OF PERIOD                               $    7.39        $   14.99     $   18.35     $   16.02
                                                            =========        =========     =========     =========
         Total Return (excluding sales charge)                 (33.92%)(b)       (6.43%)       16.85%        (2.97%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                           $   6,500        $   9,234     $   7,654     $   2,830
Ratio of expenses to average net assets                          1.23%(c)         1.04          1.04%         1.11%(c)
Ratio of net investment income to average net assets            (0.56%)(c)       (0.52%)       (0.02%)       (0.38%)(c)
Portfolio turnover*                                            103.69%          163.52%        35.18%        38.61%
-----------------------------------------------------------------------------------------------------------------------

                                                                                       CLASS B SHARES
                                                             SIX MONTHS
                                                                 ENDED
                                                              APRIL 30,      YEAR ENDED     YEAR ENDED    PERIOD ENDED
GARTMORE GROWTH FUND                                               2001      OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                            (UNAUDITED)            2000           1999         1998(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-BEGINNING OF YEAR                           $   14.71        $   18.20     $   15.98     $   16.51
                                                            ---------        ---------     ---------     ---------
Investment activities:
Net investment income (loss)                                    (0.05)           (0.15)        (0.06)        (0.04)
Net realized and unrealized gains (losses) on investments       (4.39)           (0.90)         2.59         (0.49)
                                                            ---------        ---------     ---------     ---------
         Total investment activities                            (4.44)           (1.05)         2.53         (0.53)
                                                            ---------        ---------     ---------     ---------
DISTRIBUTIONS:
Net realized gains                                              (3.20)           (2.44)        (0.31)         --
                                                            ---------        ---------     ---------     ---------
         Total distributions                                    (3.20)           (2.44)        (0.31)         --
                                                            ---------        ---------     ---------     ---------
Net increase (decrease) in net asset value                      (7.64)           (3.49)         2.22         (0.53)
                                                            ---------        ---------     ---------     ---------
NET ASSET VALUE-END OF PERIOD                               $    7.07        $   14.71     $   18.20     $   15.98
                                                            =========        =========     =========     =========
         Total Return (excluding sales charge)                 (35.04%)(b)       (7.30%)       16.12%        (3.21%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                           $   5,364        $   8,180     $   6,210     $   1,557
Ratio of expenses to average net assets                          2.01%(c)         1.80%         1.79%         1.88%(c)
Ratio of net investment income to average net assets            (1.32%)(c)       (1.28%)       (0.76%)       (1.16%)(c)
Portfolio turnover*                                            103.69%          163.52%        35.18%        38.61%
-------------------------------------------------------------------------------------------------------------------------


* PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(a) SHARES FIRST OFFERED TO PUBLIC ON MAY 11, 1998. UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(b)      NOT ANNUALIZED.
(c)      ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                                                   29 NATIONWIDE

FINANCIAL HIGHLIGHTS                                                    [PHOTO]
--------------------------------------------------------------------------------
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE GROWTH FUND                 CLASS C SHARES                                        CLASS D SHARES
                                                       SIX MONTHS
                                      PERIOD ENDED          ENDED
                                          APRIL 30,     APRIL 30,
                                            2001(d)          2001                             YEARS ENDED OCTOBER 31,
                                        (UNAUDITED)   (UNAUDITED)         2000        1999        1998(a)       1997          1996
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-BEGINNING OF PERIOD      $    7.11      $   15.03      $ 18.36      $16.02     $   16.32     $ 13.34    $    13.22
                                         ---------      ---------      -------      ------     ---------      ------    ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                  --            (0.02)       (0.05)       0.03          0.03        0.12          0.16
Net realized and unrealized gains
   (losses) on investments                   (0.04)         (4.38)       (0.84)       2.65          2.32        3.94          1.36
                                         ---------      ---------      -------      ------     ---------      ------    ----------
   Total investment activities               (0.04)         (4.40)       (0.89)       2.68          2.35        4.06          1.52
                                         ---------      ---------      -------      ------     ---------      ------    ----------
DISTRIBUTIONS:
Net investment income                         --             --           --         (0.03)        (0.03)      (0.12)        (0.16)
In excess of net investment income            --             --           --          --           (0.01)       --            --
Net realized gains                            --            (3.20)       (2.44)      (0.31)        (2.61)      (0.96)        (1.24)
                                         ---------      ---------      -------      ------     ---------      ------    ----------
   Total distributions                        --            (3.20)       (2.44)      (0.34)        (2.65)      (1.08)        (1.40)
                                         ---------      ---------      -------      ------     ---------      ------    ----------
Net increase (decrease) in net
   asset value                               (0.04)         (7.60)       (3.33)       2.34         (0.30)       2.98          0.12
                                         ---------      ---------      -------      ------     ---------      ------    ----------
NET ASSET VALUE-END OF PERIOD            $    7.07          $7.43       $15.03      $18.36     $   16.02      $16.32      $  13.34
                                         =========      =========      =======      ======     =========      ======    ==========
   Total Return
     (excluding sales charge)                (0.56)(b)     (33.79%)(b)   (6.23%)     17.07%        15.94%      32.12%        12.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)        $       5       $508,404     $834,816  $1,014,687      $914,178    $818,124       $655,616
Ratio of expenses to average
   net assets                                 2.13%(c)       1.01%(c)     0.83%       0.80%         0.73%       0.64%         0.64%
Ratio of net investment income to
   average net assets                        (1.98%)        (0.34%)      (0.30%)      0.19%         0.19%       0.81%         1.20%
Portfolio turnover*                         103.69%        103.69%      163.52%      35.18%        38.61%      45.07%        25.61%
-----------------------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(a) SHARES FIRST OFFERED TO PUBLIC ON MAY 11, 1998. UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(b)      NOT ANNUALIZED.
(c)      ANNUALIZED.
(d) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE NOTES TO FINANCIAL STATEMENTS


NATIONWIDE 30

FINANCIAL HIGHLIGHTS                                                    [PHOTO]
-------------------------------------------------------------------------------

               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                                                          CLASS A SHARES
                                                            SIX MONTHS
                                                                 ENDED        YEAR ENDED     YEAR ENDED   PERIOD ENDED
GARTMORE  TOTAL RETURN FUND                                    APRIL 30,     OCTOBER 31,     OCTOBER 31,   OCTOBER 31,
                                                                   2001             2000           1999        1998(a)
                                                            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-BEGINNING OF YEAR                           $    30.80        $    32.71     $    30.30     $    29.94
                                                            ----------        ----------     ----------     ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                      0.05              0.16           0.17           0.06
Net realized and unrealized gains
   (losses) on investments                                       (3.07)             0.14           2.84           0.38
                                                            ----------        ----------     ----------     ----------
         Total investment activities                             (3.02)             0.30           3.01           0.44
                                                            ----------        ----------     ----------     ----------
DISTRIBUTIONS:
Net investment income                                            (0.07)            (0.17)         (0.11)         (0.08)
Net realized gains                                               (8.37)            (2.04)         (0.49)            --
                                                            ----------        ----------     ----------     ----------
         Total distributions                                     (8.44)            (2.21)         (0.60)         (0.08)
                                                            ----------        ----------     ----------     ----------
Net increase (decrease) in net asset value                      (11.46)            (1.91)          2.41           0.36
                                                            ----------        ----------     ----------     ----------
NET ASSET VALUE-END OF PERIOD                               $    19.34        $    30.80     $    32.71     $    30.30
                                                            ==========        ==========     ==========     ==========
         Total Return (excluding sales charge)                  (11.67%)(b)         1.25%         10.05%          1.48%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                           $   93,052        $   54,537     $   54,223     $   19,746
Ratio of expenses to average net assets                           1.06%(c)          0.98%          0.96%          1.00%(c)
Ratio of net investment income to average net assets              0.37%(c)          0.54%          0.53%          0.54%(c)
Portfolio turnover*                                              43.17%            90.01%         13.88%         13.47%
--------------------------------------------------------------------------------------------------------------------------

                                                                                          CLASS B SHARES
                                                            SIX MONTHS
                                                                 ENDED        YEAR ENDED     YEAR ENDED   PERIOD ENDED
GARTMORE  TOTAL RETURN FUND                                    APRIL 30,     OCTOBER 31,     OCTOBER 31,   OCTOBER 31,
                                                                   2001             2000           1999        1998(a)
                                                            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-BEGINNING OF YEAR                           $    30.48        $    32.45     $    30.18     $    29.94
                                                            ----------        ----------     ----------     ----------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                     (0.03)            (0.06)         (0.03)            --
Net realized and unrealized gains (losses) on investments        (3.07)             0.13           2.79           0.27
                                                            ----------        ----------     ----------     ----------
         Total investment activities                             (3.10)             0.07           2.76           0.27
                                                            ----------        ----------     ----------     ----------

DISTRIBUTIONS:
Net investment income                                               --                --             --          (0.03)
Net realized gains                                               (8.37)            (2.04)         (0.49)            --
                                                            ----------        ----------     ----------     ----------
         Total distributions                                     (8.37)            (2.04)         (0.49)         (0.03)
                                                            ----------        ----------     ----------     ----------
Net increase (decrease) in net asset value                      (11.47)            (1.97)          2.27           0.24
                                                            ----------        ----------     ----------     ----------
NET ASSET VALUE-END OF PERIOD                               $    19.01        $    30.48     $    32.45     $    30.18
                                                            ==========        ==========     ==========     ==========


         Total Return (excluding sales charge)                  (12.13%)(b)         0.48%          9.22%          0.90%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                           $   42,295        $   47,293     $   44,994     $   13,493
Ratio of expenses to average net assets                           1.81%(c)          1.73%          1.72%          1.75%(c)
Ratio of net investment income to average net assets             (0.27%)(c)        (0.20%)        (0.21%)        (0.20%)(c)
Portfolio turnover*                                              43.17%            90.01%         13.88%         13.47%
----------------------------------------------------------------------------------------------------------------------------


* PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(a) SHARES FIRST OFFERED TO PUBLIC ON MAY 11, 1998. UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(b)      NOT ANNUALIZED.
(c)      ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                   NATIONWIDE 31

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
         SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                    CLASS C  CLASS D SHARES
                                                     SHARES      SIX MONTHS
GARTMORE TOTAL RETURN FUND                     PERIOD ENDED           ENDED
                                                   APRIL 30,       APRIL 30,
                                                     2001(d)            2001
                                                 (UNAUDITED)     (UNAUDITED)
---------------------------------------------------------------------------------
NET ASSET VALUE-BEGINNING OF PERIOD              $   19.12      $    30.67
                                                 ---------          ------

INVESTMENT ACTIVITIES:
Net investment income (loss)                         (0.01)           0.08
Net realized and unrealized gains (losses)
on investments                                       (0.08)          (3.07)
                                                 ---------          ------
         Total investment activities                 (0.09)          (2.99)
                                                 ---------          ------
DISTRIBUTIONS:
Net investment income                                  -             (0.09)
Net realized gains                                     -             (8.37)
                                                 ---------          ------
         Total distributions                           -             (8.46)
                                                 ---------          ------
Net increase (decrease) in net asset value           (0.09)         (11.45)
                                                 ---------          ------
NET ASSET VALUE-END OF PERIOD                    $   19.03      $    19.22
                                                 =========         =======


         Total Return (excluding sales charge)       (0.47%)(b)     (11.61%)(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                      $41      $1,760,544
Ratio of expenses to average net assets               1.82%(c)        0.86%(c)
Ratio of net investment income to average
net assets                                           (0.93%)(c)       0.68%(c)
Portfolio turnover*                                  43.17%          43.17%
---------------------------------------------------------------------------------

GARTMORE TOTAL RETURN FUND
                                                                                  CLASS D SHARES
                                                                              YEARS ENDED OCTOBER 31,
                                                        2000          1999            1998(a)             1997          1996
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-BEGINNING OF PERIOD               $    32.60     $   30.26        $    26.57        $    20.41      $   17.35
                                                  ----------     ---------        ----------        ----------      ---------

INVESTMENT ACTIVITIES:
Net investment income (loss)                            0.23          0.25              0.30              0.31           0.36
Net realized and unrealized gains (losses)
on investments                                          0.12          2.82              6.23              7.44           3.98
                                                  ----------     ---------        ----------        ----------      ---------
         Total investment activities                    0.35          3.07              6.53              7.75           4.34
                                                  ----------     ---------        ----------        ----------      ---------
DISTRIBUTIONS:
Net investment income                                  (0.24)        (0.24)            (0.30)            (0.31)         (0.35)
Net realized gains                                     (2.04)        (0.49)            (2.54)            (1.28)         (0.93)
                                                  ----------     ---------        ----------        ----------      ---------
         Total distributions                           (2.28)        (0.73)            (2.84)            (1.59)         (1.28)
                                                  ----------     ---------        ----------        ----------      ---------
Net increase (decrease) in net asset value              1.93          2.34              3.69              6.16           3.06
                                                  ----------     ---------        ----------        ----------      ---------
NET ASSET VALUE-END OF PERIOD                     $    30.67    $    32.60        $    30.26        $    26.57       $  20.41
                                                  ==========    ==========        ==========        ==========       ========


         Total Return (excluding sales charge)          1.40%        10.27%            25.73%            40.17%         26.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                 $2,085,243    $2,443,493        $2,172,101        $1,448,422       $958,590
Ratio of expenses to average net assets                 0.78%         0.73%             0.66%             0.60%          0.61%
Ratio of net investment income to average
net assets                                              0.74%         0.78%             1.00%             1.32%          1.89%
Portfolio turnover*                                    90.01%        13.88%            13.47%            14.94%         16.71%
---------------------------------------------------------------------------------------------------------------------------------


* PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(a) SHARES FIRST OFFERED TO PUBLIC ON MAY 11, 1998. UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(b)      NOT ANNUALIZED.
(c)      ANNUALIZED.
(d) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.


SEE NOTES TO FINANCIAL STATEMENTS.


NATIONWIDE 32

FINANCIAL HIGHLIGHTS                                                   [PHOTO]
-------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                                   CLASS A SHARES                         CLASS B SHARES

GARTMORE VALUE OPPORTUNITIES FUND                                                               SIX MONTHS
                                                             SIX MONTHS      PERIOD ENDED            ENDED    PERIOD ENDED
                                                                  ENDED       OCTOBER 31,        APRIL 30,     OCTOBER 31,
                                                         APRIL 30, 2001           2000(a)             2001         2000(a)
                                                            (UNAUDITED)                         (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF YEAR                          $    12.37        $    10.00       $    12.36       $    10.00
                                                            ----------        ----------       ----------       ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                      0.05              0.06             0.02             0.01
Net realized and unrealized gains (losses) on investments         1.25              2.38             1.23             2.37
                                                            ----------        ----------       ----------       ----------
    Total investment activities                                   1.30              2.44             1.25             2.38
                                                            ----------        ----------       ----------       ----------
DISTRIBUTIONS:
Net investment income                                            (0.06)            (0.07)           (0.02)           (0.02)
                                                            ----------        ----------       ----------       ----------
    Total distributions                                          (0.06)            (0.07)           (0.02)           (0.02)
                                                            ----------        ----------       ----------       ----------
Net increase (decrease) in net asset value                        1.24              2.37             1.23             2.36
                                                            ----------        ----------       ----------       ----------
NET ASSET VALUE--END OF PERIOD                              $    13.61        $    12.37       $    13.59       $    12.36
                                                            ==========        ==========       ==========       ==========

    Total Return (excluding sales charge)                        10.54%(b)         24.38%(b)        10.14%(b)        23.79%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                           $   11,767        $    2,460       $    2,701       $      751
Ratio of expenses to average net assets                           1.35%(c)          1.35%(c)         1.95%(c)         1.95%(c)
Ratio of net investment income to average net assets              0.86%(c)          0.62%(c)         0.29%(c)         0.10%(c)
Ratio of expenses to average net assets*                          2.32%(c)          6.59%(c)         3.29%(c)         7.70%(c)
Portfolio turnover**                                             59.76%           119.39%           59.76%          119.39%
--------------------------------------------------------------------------------------------------------------------------

                                                                          CLASS C SHARES    INSTITUTIONAL SERVICE CLASS SHARES
                                                                                               SIX MONTHS
                                                                            PERIOD ENDED            ENDED     PERIOD ENDED
                                                                               APRIL 30,         APRIL 30,     OCTOBER 31,
                                                                                 2001(d)              2001         2000(a)
                                                                             (UNAUDITED)       (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF YEAR                                            $    13.08        $    12.42       $    10.00
                                                                              ----------        ----------       ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                        --                0.07             0.07
Net realized and unrealized gains (losses) on investments                           0.52              1.25             2.40
                                                                              ----------        ----------       ----------
    Total investment activities                                                     0.52              1.32             2.47
                                                                              ----------        ----------       ----------
DISTRIBUTIONS:
Net investment income                                                               --               (0.06)           (0.05)
                                                                              ----------        ----------       ----------
    Total distributions                                                             --               (0.06)           (0.05)
                                                                              ----------        ----------       ----------
Net increase (decrease) in net asset value                                          0.52              1.26             2.42
                                                                              ----------        ----------       ----------
NET ASSET VALUE--END OF PERIOD                                                $    13.60        $    13.68       $    12.42
                                                                              ==========       ==========       ==========
    Total Return (excluding sales charge)                                           3.98%(b)         10.71%(b)        24.72%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                             $        4        $    9,070       $    4,441
Ratio of expenses to average net assets                                             1.68%(c)          1.00%(c)         1.00%(c)
Ratio of net investment income to average net assets                               (0.96%)(c)         1.28%(c)         0.98%(c)
Ratio of expenses to average net assets*                                            2.59%(c)          2.22%(c)         5.99%(c)
Portfolio turnover**                                                               59.76%            59.76%          119.39%
--------------------------------------------------------------------------------------------------------------------------

* DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.

** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.

(a) FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.

(b)      NOT ANNUALIZED.

(c)      ANNUALIZED.

(d) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                                   NATIONWIDE 33

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                                     CLASS A SHARES                     CLASS B SHARES
GARTMORE GROWTH 20 FUND
                                                            SIX MONTHS                        SIX MONTHS
                                                                 ENDED      PERIOD ENDED            ENDED           PERIOD ENDED
                                                             APRIL 30,       OCTOBER 31,         APRIL 30,           OCTOBER 31,
                                                                  2001           2000(a)              2001               2000(a)
                                                           (UNAUDITED)                         (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF YEAR                          $   11.64        $   10.00         $   11.62              $   10.00
                                                            ---------        ---------         ---------              ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                    (0.04)           (0.01)            (0.05)                 (0.03)
Net realized and unrealized gains (losses) on investments       (4.01)            1.65             (4.02)                  1.65
                                                            ---------        ---------         ---------              ---------
    Total investment activities                                 (4.05)            1.64             (4.07)                  1.62
                                                            ---------        ---------         ---------              ---------
DISTRIBUTIONS:
Net realized gains                                              (0.41)            --               (0.41)                  --
                                                            ---------        ---------         ---------              ---------
    Total distributions                                         (0.41)            --               (0.41)                  --
                                                            ---------        ---------         ---------              ---------
Net increase (decrease) in net asset value                      (4.46)            1.64             (4.48)                  1.62
                                                            ---------        ---------         ---------              ---------
NET ASSET VALUE--END OF PERIOD                              $    7.18        $   11.64         $    7.14              $   11.62
                                                            =========        =========         =========              =========

    Total Return (excluding sales charge)                      (35.37%)(b)       16.40%(b)        (35.61%)(b)             16.20%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                           $   1,517        $   1,411         $     930              $     804
Ratio of expenses to average net assets                          1.60%(c)         1.20%(c)          2.20%(c)               1.70%(c)
Ratio of net investment income to average net assets            (0.95%)(c)       (0.30%)(c)        (1.57%)(c)             (0.83%)(c)
Ratio of expenses to average net assets*                         6.74%(c)         8.29%(c)          7.66%(c)               9.20%(c)
Portfolio turnover**                                            67.71%          124.62%            67.71%                124.62%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                         CLASS C SHARES     INSTITUTIONAL SERVICE CLASS SHARES
                                                                             SIX MONTHS       SIX MONTHS
                                                                                  ENDED            ENDED              PERIOD ENDED
                                                                               APRIL 30,        APRIL 30,              OCTOBER 31,
                                                                                 2001(d)             2001                2000(a)
                                                                             (UNAUDITED)      (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF YEAR                                           $    6.45         $   11.66              $   10.00
                                                                             ---------         ---------              ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                      --               (0.02)                  --
Net realized and unrealized gains (losses) on investments                         0.71             (4.02)                  1.66
                                                                             ---------         ---------              ---------
    Total investment activities                                                   0.71             (4.04)                  1.66
                                                                             ---------         ---------              ---------
DISTRIBUTIONS:
Net realized gains                                                                --               (0.41)                  --
                                                                             ---------         ---------              ---------
    Total distributions                                                           --               (0.41)                  --
                                                                             ---------         ---------              ---------
Net increase (decrease) in net asset value                                        0.71             (4.45)                  1.66
                                                                             ---------         ---------              ---------
NET ASSET VALUE--END OF PERIOD                                               $    7.16         $    7.21              $   11.66
                                                                             =========         =========              =========

    Total Return (excluding sales charge)                                        11.01%(b)        (35.22%)(b)             16.60%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                            $       0         $     662              $     777
Ratio of expenses to average net assets                                           2.20%(c)          1.30%(c)               0.75%(c)
Ratio of net investment income to average net assets                             (1.95%)(c)        (0.66%)(c)              0.12%(c)
Ratio of expenses to average net assets*                                         17.37%(c)          6.33%(c)               8.14%(c)
Portfolio turnover**                                                             67.71%            67.71%                124.62%
-----------------------------------------------------------------------------------------------------------------------------------

* DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.

** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(A) FOR THE PERIOD FROM JUNE 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(B)      NOT ANNUALIZED.
(C)      ANNUALIZED.
(D) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.




34 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS                                         [PHOTO]
-------------------------------------------------------------------------------
(UNAUDITED)              APRIL 30, 2001

1. ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust operates thirty-five separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually the "Fund", collectively the "Funds").

-        Gartmore Millennium Growth Fund (Millennium Growth)

-        Gartmore Growth Fund (Growth) (formerly known as Nationwide Growth
         Fund)

-        Gartmore Total Return Fund (Total Return) (formerly known as Nationwide
         Fund)

- Gartmore Value Opportunities Fund (Value Opportunities) (formerly known as Nationwide Value Opportunities Fund)

-        Gartmore Growth 20 Fund (Growth 20)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a) SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by an independent pricing agent, the use of which has been approved by the Funds' Board of Trustees. If the pricing agent is unable to obtain a readily available market quotation, the security is priced at fair value, under procedures approved by the Funds' Board of Trustees. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

(b)  REPURCHASE AGREEMENTS

The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement, at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

(c) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d) FEDERAL INCOME TAXES

Each Fund's policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(e) DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified

                                                                   NATIONWIDE 35

                                    CONTINUED

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
(UNAUDITED)                     APRIL 30, 2001


within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

(f) EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.


36 NATIONWIDE

                                   CONTINUED

NOTES TO FINANCIAL STATEMENTS CONTINUED                                 [PHOTO]
-------------------------------------------------------------------------------
(UNAUDITED)                                             APRIL 30, 2001


(h) CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Funds were as follows:

                                                      MILLENNIUM GROWTH                                   GROWTH
                                              SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED               YEAR ENDED
                                                APRIL 30, 2001        OCTOBER 31,        APRIL 30, 2001              OCTOBER 31,
CAPITAL TRANSACTIONS:                              (UNAUDITED)              2000            (UNAUDITED)                     2000
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
   Proceeds from shares issued                   $  6,744,389       $  36,273,657         $   1,389,025          $     5,100,238
   Dividends reinvested                             1,525,710              98,510             1,983,640                1,124,619
   Cost of shares redeemed                        (12,052,140)        (13,064,138)             (864,264)              (2,840,621)
                                                 ------------        ------------         -------------          ---------------
                                                   (3,782,041)         23,308,029             2,508,401                3,384,236
                                                 ------------        ------------         -------------          ---------------
CLASS B SHARES
   Proceeds from shares issued                      2,383,304           7,008,014               742,725                4,062,771
   Dividends reinvested                               712,097              69,637             1,769,936                  865,147
   Cost of shares redeemed                           (797,247)           (669,233)             (651,548)              (1,401,938)
                                                 ------------        ------------         -------------          ---------------
                                                    2,298,154           6,408,418             1,861,113                3,525,980
                                                 ------------        ------------         -------------          ---------------
CLASS C SHARES
   Proceeds from shares issued                          4,306(a)                -                 4,862(a)                     -
   Cost of shares redeemed                                 (1)(a)               -                     -                        -
                                                 ------------        ------------         -------------          ---------------
                                                        4.305                   -                 4,862                        -
                                                  ------------        ------------         -------------          ---------------
CLASS D SHARES
   Proceeds from shares issued                      4,948,887          26,162,684            20,125,660               55,115,734
   Dividends reinvested                             3,178,993             680,095           171,444,867              130,933,455
   Cost of shares redeemed                         (3,507,363)         (4,886,284)          (68,160,489)            (179,201,791)
                                                 ------------        ------------         -------------          ---------------
                                                    4,620,517          21,956,495           123,410,038               6,847,398
                                                 ------------        ------------         -------------          ---------------
Change in net assets from capital transactions   $  3,140,935        $ 51,672,942         $ 127,784,414          $    13,757,614
                                                 ============        ============         =============          ===============
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL RETURN
                                                              SIX MONTHS ENDED               YEAR ENDED
                                                                APRIL 30, 2001                OCTOBER 31,
CAPITAL TRANSACTIONS:                                               (UNAUDITED)                     2000
---------------------------------------------------------------------------------------------------------
CLASS A SHARES
   Proceeds from shares issued                                $  53,162,970                $  18,881,763
   Dividends reinvested                                          14,834,431                    3,876,821
   Cost of shares redeemed                                       (8,088,693)                 (19,209,375)
                                                              -------------                -------------
                                                                 59,908,708                    3,549,209
                                                              -------------                -------------
CLASS B SHARES
   Proceeds from shares issued                                    4,337,517                   12,960,932
   Dividends reinvested                                          12,834,068                    2,901,009
   Cost of shares redeemed                                       (3,519,360)                 (10,863,990)
                                                              -------------                -------------
                                                                 13,652,225                    4,997,951
                                                              -------------                -------------
CLASS C SHARES
   Proceeds from shares issued                                       39,263(a)                         -
   Cost of shares redeemed                                                -                            -
                                                              -------------                -------------
                                                                     39,263                            -
                                                               -------------                -------------
CLASS D SHARES
   Proceeds from shares issued                                   69,057,035                  111,234,024
   Dividends reinvested                                         545,128,434                  159,061,396
   Cost of shares redeemed                                     (126,891,223)                (480,715,543)
                                                              -------------                -------------
                                                                487,294,246                 (210,420,123)
                                                              -------------                -------------
Change in net assets from capital transactions                $ 560,894,442                $(201,872,963)
                                                              =============                =============
---------------------------------------------------------------------------------------------------------

                                MILLENNIUM GROWTH                          GROWTH                          TOTAL RETURN
                     SIX MONTHS ENDED       YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED   SIX MONTHS ENDED       YEAR ENDED
                       APRIL 30, 2001       OCTOBER 31,     APRIL 30, 2001     OCTOBER 31,     APRIL 30, 2001       OCTOBER 31,
SHARE TRANSACTIONS:     (UNAUDITED)             2000           (UNAUDITED)            2000        (UNAUDITED)             2000
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
   Issued                   363,140           1,146,202          152,471           303,393         2,712,312            617,883
   Reinvested                76,477               5,223          210,959            66,964           714,101            131,337
   Redeemed                (615,407)           (426,371)         (99,695)         (171,605)         (385,646)          (635,871)
                       ------------        ------------    -------------     -------------     -------------      -------------
                           (175,790)            725,054          263,735           198,752         3,040,767            113,349
                       ------------        ------------    -------------     -------------     -------------      -------------
CLASS B SHARES
   Issued                   125,151             243,324           88,418           249,378           205,987            429,428
   Reinvested                36,574               3,752          194,285            52,082           626,294             99,301
   Redeemed                 (50,300)            (24,920)         (79,869)          (86,389)         (159,318)          (363,616)
                       ------------        ------------    -------------     -------------     -------------      -------------
                            111,425             222,156          202,834           215,071           672,963            165,113
                       ------------        ------------    -------------     -------------     -------------      -------------
CLASS C SHARES
   Issued                       334(a)                -              746(a)              -             2,179(a)               -
                       ------------        ------------    -------------     -------------     -------------      -------------
                                334                   -              746                 -             2,179                  -
                       ------------        ------------    -------------     -------------     -------------      -------------
CLASS D SHARES
   Issued                   243,278             911,315        2,290,715         3,325,097         3,278,096          3,663,054
   Reinvested               158,870              36,115       18,158,487         7,793,298        26,413,055          5,412,729
   Redeemed                (209,169)           (192,924)      (7,602,040)      (10,819,539)       (6,073,295)       (16,052,999)
                       ------------        ------------    -------------     -------------     -------------      -------------
                            192,979             754,506       12,847,162           298,856        23,617,856         (6,977,216)
                       ------------        ------------    -------------     -------------     -------------      -------------
Total change in shares      128,948           1,701,716       13,314,477           712,679        27,333,765         (6,698,754)
                       ============        ============    =============     =============     =============      =============
--------------------------------------------------------------------------------------------------------------------------------



(a) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.











                        CONTINUED

NATIONWIDE 37

NOTES TO FINANCIAL STATEMENTS CONTINUED
-------------------------------------------------------------------------------
(UNAUDITED)                                        APRIL 30, 2001

                                         VALUE OPPORTUNITIES                         GROWTH 20
                                  SIX MONTHS ENDED      PERIOD ENDED   SIX MONTHS ENDED     PERIOD ENDED
                                    APRIL 30, 2001        OCTOBER 31,    APRIL 30, 2001       OCTOBER 31,
CAPITAL TRANSACTIONS:                  (UNAUDITED)          2000 (a)        (UNAUDITED)          2000 (b)
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Proceeds from shares issued        $ 15,101,521       $  2,661,531      $  1,502,750      $  1,847,984
  Dividends reinvested                     23,607              7,565            77,517                 -
  Cost of shares redeemed              (7,404,810)          (375,852)         (642,790)         (461,574)
                                     ------------       ------------      ------------      ------------
                                        7,720,318          2,293,244           937,477         1,386,410
                                     ------------       ------------      ------------      ------------
CLASS B SHARES
  Proceeds from shares issued           1,808,873            699,399           538,740           696,915
  Dividends reinvested                      1,508              1,022            37,374                 -
  Cost of shares redeemed                 (98,257)           (37,468)          (41,222)                -
                                     ------------       ------------      ------------      ------------
                                        1,712,124            662,953           534,892           696,915
                                     ------------       ------------      ------------      ------------
CLASS C SHARES
  Proceeds from shares issued               4,021(c)               -                25(c)              -
  Cost of shares redeemed                       1(c)               -                -                  -
                                     ------------       ------------      ------------      ------------
                                            4,022                  -                25                 -
                                     ------------       ------------      ------------      ------------
INSTITUTIONAL SERVICE CLASS SHARES
  Proceeds from shares issued           4,473,121          4,251,668           189,763           667,168
  Dividends reinvested                     23,151              6,905            32,512                 -
  Cost of shares redeemed                (500,711)           (69,832)               -                  -
                                     ------------       ------------      ------------      ------------
                                        3,995,561          4,188,741           222,275           667,168
                                     ------------       ------------      ------------      ------------
Change in net assets from capital
  transactions                       $ 13,432,025       $  7,144,938      $  1,694,669      $  2,750,493
                                     ============       ============      ============      ============
-------------------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED      PERIOD ENDED   SIX MONTHS ENDED     PERIOD ENDED
                                    APRIL 30, 2001        OCTOBER 31,    APRIL 30, 2001       OCTOBER 31,
SHARE TRANSACTIONS:                     (UNAUDITED)          2000 (a)        (UNAUDITED)          2000 (b)
-------------------------------------------------------------------------------------------------------------

CLASS A SHARES
  Issued                                1,225,442            229,806           176,899           162,439
  Reinvested                                1,892                628             9,003                 -
  Redeemed                               (561,755)           (31,513)          (95,840)          (41,239)
                                     ------------       ------------      ------------      ------------
                                          665,579            198,921            90,062           121,200
                                     ------------       ------------      ------------      ------------
CLASS B SHARES
  Issued                                  145,296             63,909            61,339            69,189
  Reinvested                                  121                 84             4,356                 -
  Redeemed                                 (7,551)            (3,198)           (4,574)                -
                                     ------------       ------------      ------------      ------------
                                          137,866             60,795            61,121            69,189
                                     ------------       ------------      ------------      ------------
CLASS C SHARES
  Issued                                      309(c)               -                 4(c)              -
                                     ------------       ------------      ------------      ------------
                                              309                  -                 4                 -
                                     ------------       ------------      ------------      ------------
INSTITUTIONAL SERVICE CLASS SHARES
  Issued                                  342,623            362,601            21,366            66,667
  Reinvested                                1,844                584             3,767                 -
  Redeemed                                (39,087)            (5,661)                -                 -
                                     ------------       ------------      ------------      ------------
                                          305,380            357,524            25,133            66,667
                                     ------------       ------------      ------------      ------------
Total change in shares                  1,109,134            617,240           176,320           257,056
                                     ============       ============      ============      ============
-------------------------------------------------------------------------------------------------------------


(a) FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(b) FOR THE PERIOD FROM JUNE 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(c) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.


NATIONWIDE 38

                                   CONTINUED

NOTES TO FINANCIAL STATEMENTS CONTINUED                              [PHOTO]
-------------------------------------------------------------------------------
(UNAUDITED)                                        APRIL 30, 2001


3. TRANSACTION WITH AFFILIATES

Under the terms of the Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds. With respect to the Value Opportunities Fund, VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of its subadviser. The subadviser manages the Fund's investments and has the responsibility for making all investment decisions for the Fund. Under the terms of the Investment Advisory Agreement, each Fund pays VMF an investment advisory fee based on that Fund's average daily net assets. From such fees, pursuant to the subadvisory agreement, VMF pays fees to the subadviser.

Additional information regarding investment advisory fees for VMF and the subadvisory fees is as follows for the period ended April 30, 2001:

               FUND                                   FEE        TOTAL      FEES     PAID TO
               (SUBADVISER)                      SCHEDULE         FEES  RETAINED  SUBADVISER
Millennium Growth                      Up to $250 million        1.03%     1.03%       -
                                 On the next $750 million        1.00%     1.00%       -
                                   On the next $1 billion        0.97%     0.97%       -
                                   On the next $3 billion        0.94%     0.94%       -
                                   On $5 billion and more        0.91%     0.91%       -
-----------------------------------------------------------------------------------------------
Growth                                 Up to $250 million        0.60%     0.60%       -
                                 On the next $750 million       0.575%    0.575%       -
                                   On the next $1 billion        0.55%     0.55%       -
                                   On the next $3 billion       0.525%    0.525%       -
                                   On $5 billion and more        0.50%     0.50%       -
-----------------------------------------------------------------------------------------------
Total Return                           Up to $250 million        0.60%     0.60%       -
                                 On the next $750 million       0.575%    0.575%       -
                                   On the next $1 billion        0.55%     0.55%       -
                                   On the next $3 billion       0.525%    0.525%       -
                                   On $5 billion and more        0.50%     0.50%       -
-----------------------------------------------------------------------------------------------
Value Opportunities                    Up to $250 million        0.70%       -       0.70%
   (NorthPointe Capital, LLC)*   On the next $750 million       0.675%       -      0.675%
                                   On the next $1 billion        0.65%       -       0.65%
                                   On the next $3 billion       0.625%       -      0.625%
                                   On $5 billion and more        0.60%       -       0.60%
-----------------------------------------------------------------------------------------------
Growth 20                              Up to $500 million        0.90%     0.90%       -
                                 On the next $1.5 billion        0.80%     0.80%       -
                                   On $2 billion and more        0.75%     0.75%       -
-----------------------------------------------------------------------------------------------

* Affiliate of VMF.


VMF has entered into an Expense Limitation Agreement with the Trust on behalf of certain Funds. Pursuant to the Expense Limitation Agreement, VMF has agreed to waive fees or otherwise reimburse expenses of certain Funds in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the stated expense caps for each class of shares for the period ended April 30, 2001:

                                                      EXPENSE CAPS
                           --------------------------------------------------------------------------
FUND                       CLASS A SHARES    CLASS B SHARES   CLASS C SHARES         CLASS D SHARES
-----------------------------------------------------------------------------------------------------
Millennium Growth                   1.63%              2.23%           2.23%                  1.30%

                                                                              INSTITUTIONAL SERVICE
                           CLASS A SHARES    CLASS B SHARES   CLASS C SHARES           CLASS SHARES
-----------------------------------------------------------------------------------------------------
Value Opportunities                 1.35%              1.95%           1.95%                  1.00%
Growth 20                           1.60%              2.20%           2.20%                  1.30%


                                                                  NATIONWIDE 39

                                   CONTINUED

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

     VMF may request and receive reimbursement from certain Funds of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and
     (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted. As of the period ended April 30, 2001, the cumulative reimbursements were $228,210 and $143,908 for the Value Opportunities and Growth 20 Funds, respectively.

     Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of Class A , Class B and Class C shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A shares and 1.00% for Class B and Class C shares. As disclosed in a Subsequent Event footnote in the Annual Report dated October 31, 2000, the Board of Trustees approved a change in the principal underwriter of the Trust from NAS to Villanova Distribution Services, Inc. As of April 30, 2001 the change in underwriter has not occurred.

     Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A, Class C and Class D shares. Such fees are deducted from and are not included in proceeds from sales of Class A, Class C and Class D shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A, Class C and Class D shares of the Funds. NAS also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC fee of 1% imposed on redemptions of Class C shares made within 1 year of purchase. For the six months ended April 30, 2001, NAS received commissions of $1,046,340 from front-end sales charges of Class A, Class C and Class D shares and from CDSC fees from Class B and Class C shares of the Funds, of which $1,004,584 was reallowed to affiliated broker dealers of the Funds.

     Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the period ended April 30, 2001, the Funds incurred fund administration fees according to the following schedule:

                       FUND ADMINISTRATION FEE SCHEDULE(*)
             ------------------------------------------------------------

                    Up to $250 million                          0.07%
              On the next $750 million                          0.05%
                On $1 billion and more                          0.04%

     (*) The Fund Administration fee for the Value Opportunities and Growth 20 Funds are subject to a minimum of $75,000 per Fund per year.

     VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide subadministration services to the Funds.

     Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at $20 per account for Class A, Class B, Class C and Class D shares and 0.01% of the average daily net assets of the Institutional Service Class shares.

     NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Funds.

     Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers including Nationwide Financial Services (NFS), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes.



4 0 N A T I O N W I D E             CONTINUED

NOTES TO FINANCIAL STATEMENTS CONTINUED                    [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

     These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A, Class D and Institutional Service Class of shares.

    4. BANK LOANS

     NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. There were no outstanding borrowings for these Funds as of April 30, 2001.

    5. INVESTMENT TRANSACTIONS

     Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2001, are summarized as follows:

      FUND                              PURCHASES               SALES
      --------------------------------------------------------------------------
      Millennium Growth                 $187,831,972       $185,998,623
      Growth                             626,610,665        626,169,425
      Total Return                       882,835,060        824,226,413
      Value Opportunities                 20,743,078          7,470,225
      Growth 20                           14,553,254         13,020,117
      --------------------------------------------------------------------------

    6. Subsequent Event

     Effective June 18, 2001, the Millennium Growth, Value Opportunities and Growth 20 Funds will assess a redemption/exchange fee on Class A, Class B and Class C shares that are purchased after June 18, 2001, and are sold within 90 days of purchase (within 30 days for the Growth 20 Fund). The redemption/exchange fee is 1.50% for the Millennium Growth and Value Opportunities Funds and 2.00% for the Growth 20 Fund.

                                                          N A T I O N W I D E 41

NOTES
--------------------------------------------------------------------------------


































42 N A T I O N W I D E

NOTES
--------------------------------------------------------------------------------















































                                                          N A T I O N W I D E 43

NOTES
--------------------------------------------------------------------------------





































44 N A T I O N W I D E

OFFICERS
Joseph J. Gasper - Chairman
Kevin S. Crossett - Secretary
Elizabeth A. Davin - Assistant Secretary
Alaina V. Metz - Assistant Secretary
Michael A. Krulikowski - Assistant Secretary
Zita A. Resurreccion - Assistant Secretary
Dina A. Tantra - Assistant Secretary
Gerald J. Holland - Treasurer
William J. Baltrus - Assistant Treasurer
Laurice A. Frysinger - Assistant Treasurer
Bryan C. Haft - Assistant Treasurer
Edwin P. McCausland - Assistant Treasurer
Mark R. Thresher - Assistant Treasurer

INVESTMENT ADVISOR
Villanova Mutual Fund Capital Trust
1200 River Road
Conshohocken, Pennsylvania 19428

TRANSFER AGENT
Nationwide Investor Services, Inc.
P.O. Box 1492
Columbus, Ohio 43216-1492

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

INDEPENDENT AUDITOR
KPMG LLP
Two Nationwide Plaza
Columbus, Ohio 43215-2537

DISTRIBUTOR
Nationwide Advisory Services, Inc.
P.O. Box 1492
Columbus, Ohio 43216-1492

This report is for the information of shareholders of the Nationwide Family of Funds. For more complete information regarding any of the mutual funds within the Nationwide Family of Funds, including all sales charges and expenses, please ask your representative for a prospectus. Please read it carefully before you invest or send any money.

Nationwide is a registered Federal Service mark of the Nationwide Mutual Insurance Company.

TRUSTEES
Joseph J. Gasper
Chairman
Columbus, Ohio

Charles E. Allen
Detroit, Michigan

Paula H.J. Cholmondeley
Boston, Massachusetts

C. Brent DeVore
Westerville, Ohio

Robert M. Duncan
Columbus, Ohio

Barbara Hennigar
Aurora, Colorado

Paul J. Hondros
Conshohocken,
Pennsylvania

Thomas J. Kerr, IV
Westerville, Ohio

Douglas F. Kridler
Columbus, Ohio

Arden L. Shisler
Dalton, Ohio

David C. Wetmore
Reston, Virginia

ABOUT PERFORMANCE+
The performance of the funds, as reflected on pages 5,8 and 11, includes performance of their respective predecessor funds prior to reorganization. In addition, the performance of the Class A, Class B and Class C shares prior to such date has been restated for sales charges but not for fees applicable to such classes. The reorganization of the funds took place May 11, 1998.

The predecessor to the Millennium Growth Fund was the Financial Horizons Investment Trust Growth Fund. The Nationwide Mutual Funds were preceded by funds of the Nationwide Investing Foundation or Nationwide Investing Foundation II.

Inception-to-date class-specific total returns can be found in the Financial Highlights, which start on page 27.2001

[PHOTO]

    A FOUNDATION OF STRONG PRINCIPLES

-   We built Villanova Capital on four core values:


- CLIENT FOCUS. As the stewards of our clients' assets, we must deliver on our promise to manage their assets in a manner consistent with their objectives. Thus, a growth portfolio must concentrate on growth only, just as a value or core portfolio must adhere strictly to its mandate.

- PEOPLE. We must attract and retain talented and committed professionals, and we must provide them with the best research and technology tools available to do their jobs well.

- PERFORMANCE. We must strive to produce competitive risk-adjusted results for our investors and work to ensure that our funds follow consistent, well-articulated and repeatable investment processes.

- INTEGRITY. We must uphold our pledge to maintain the highest level of integrity in all aspects of our business. o

A HEADQUARTERS RICH IN HISTORY, RENOVATED FOR THE 21ST CENTURY
    Photographs of Villanova Capital's Pennsylvania headquarters are found throughout this report.

    Villanova Capital is based in historic River Park, some 15 miles west of central Philadelphia, on the banks of the Schuylkill River.

    We occupy three buildings in River Park, which, as recently as ten years ago, was the site of a working paper mill. The site's original mill was built in 1746 with financial assistance from Benjamin Franklin, who used paper from the mill to print currency for the 13 colonies during the American Revolution.

    We worked closely with the property's developer to create a financial services center for the new millennium, while protecting the masonry and beams of the two-centuries-old buildings.

General Account Service and Exchanges:
1-800-848-0920

Fund Information
24 Hours a Day, 7 Days a Week:
1-800-637-0012

www.nationwidefunds.com

[PHOTO]

Nationwide(R)Family of Funds-- offered by Villanova Capital through Nationwide Advisory Services


[BOX] NATIONWIDE(R)                                         PRSRT STD
      Family of Funds                                     U.S. POSTAGE
                                                              PAID
                                                          CLEVELAND, OH
P.O. Box 1492                                            PERMIT NO. 1702
Columbus, Ohio 43216-1492

April 2001
Semi-Annual Report


HS-401-6/01